Investment Portfolio	as of March 31, 2022 (Unaudited)
DWS Small Cap Index VIP
	Shares	Value ($)

Common Stocks 97.9%
Communication Services 3.1%
Diversified Telecommunication Services 0.5%
Anterix, Inc.*	1,751	101,383
ATN International, Inc.	1,608	64,127
Bandwidth, Inc. "A"*	3,391	109,834
Cogent Communications Holdings, Inc.	6,318	419,199
Consolidated Communications Holdings, Inc.*	11,043	65,154
EchoStar Corp. "A"*	5,658	137,716
Globalstar, Inc.* (a)	93,348	137,222
IDT Corp. "B"*	2,107	71,828
Iridium Communications, Inc.*	17,575	708,624
Liberty Latin America Ltd. "A"*	5,656	54,863
Liberty Latin America Ltd. "C"*	23,033	220,886
Ooma, Inc.*	3,382	50,696
Radius Global Infrastructure, Inc. "A"*	10,729	153,210
Telesat Corp.*	962	15,873
		2,310,615
Entertainment 0.8%
AMC Entertainment Holdings, Inc. "A"* (a)	76,813	1,892,672
Chicken Soup For The Soul Entertainment Inc.*	938	7,495
Cinemark Holdings, Inc.*	16,165	279,331
CuriosityStream, Inc.*	4,003	11,609
Eros STX Global Corp.*	2,455	6,849
IMAX Corp.*	7,513	142,221
Liberty Media Corp.-Liberty Braves "A"*	1,542	44,379
Liberty Media Corp.-Liberty Braves "C"*	5,278	147,309
Lions Gate Entertainment Corp. "A"*	8,437	137,101
Lions Gate Entertainment Corp. "B"*	17,562	263,957
LiveOne, Inc.*	7,885	6,434
Madison Square Garden Entertainment Corp.*	3,886	323,743
Marcus Corp.* (a)	3,161	55,950
		3,319,050
Interactive Media & Services 0.6%
Cargurus, Inc.*	14,227	604,078
Cars.com, Inc.*	10,199	147,172
Eventbrite, Inc. "A"*	11,153	164,730
EverQuote, Inc. "A"*	2,904	46,987
fuboTV, Inc.*	20,007	131,446
Liberty TripAdvisor Holdings, Inc. "A"*	10,989	22,527
MediaAlpha, Inc. "A"*	3,182	52,662
Outbrain, Inc.*	3,384	36,310
QuinStreet, Inc.*	7,215	83,694
TrueCar, Inc.*	14,750	58,262
Yelp, Inc.*	10,615	362,078
Ziff Davis, Inc.*	6,410	620,360
		2,330,306
Media 1.0%
Advantage Solutions, Inc.*	11,747	74,946

AMC Networks, Inc. "A"*	4,248	172,596
Audacy, Inc.*	18,721	54,104
Boston Omaha Corp. "A"*	3,081	78,165
Cardlytics, Inc.*	4,804	264,124
Clear Channel Outdoor Holdings, Inc.*	52,847	182,851
comScore, Inc.*	10,039	29,213
Daily Journal Corp.*	168	52,414
Emerald Holding, Inc.*	4,554	15,484
Entravision Communications Corp. "A"	9,050	58,010
Fluent, Inc.*	6,063	12,611
Gannett Co., Inc.*	21,472	96,839
Gray Television, Inc.	12,805	282,606
Hemisphere Media Group, Inc.*	2,187	9,995
iHeartMedia, Inc. "A"*	16,781	317,664
Integral Ad Science Holding Corp.*	4,557	62,887
John Wiley & Sons, Inc. "A"	6,474	343,316
Magnite, Inc.*	19,339	255,468
National CineMedia, Inc.	9,195	23,355
Scholastic Corp.	4,103	165,269
Sinclair Broadcast Group, Inc. "A"	6,808	190,760
Stagwell, Inc.*	9,625	69,685
TechTarget, Inc.*	3,869	314,472
TEGNA, Inc.	32,982	738,797
The E.W. Scripps Co. "A"*	8,440	175,468
Thryv Holdings, Inc.*	1,189	33,435
WideOpenWest, Inc.*	7,649	133,399
		4,207,933
Wireless Telecommunication Services 0.2%
Gogo, Inc.* (a)	8,740	166,584
Shenandoah Telecommunications Co.	7,145	168,479
Telephone & Data Systems, Inc.	15,179	286,580
U.S. Cellular Corp.*	2,389	72,219
		693,862
Consumer Discretionary 10.0%
Auto Components 1.2%
Adient PLC*	14,075	573,838
American Axle & Manufacturing Holdings, Inc.*	17,200	133,472
Cooper-Standard Holdings, Inc.*	2,638	23,135
Dana, Inc.	21,617	379,811
Dorman Products, Inc.*	3,933	373,753
Fox Factory Holding Corp.*	6,277	614,832
Gentherm, Inc.*	4,977	363,520
Goodyear Tire & Rubber Co.*	41,139	587,876
LCI Industries	3,684	382,436
Modine Manufacturing Co.*	7,327	66,016
Motorcar Parts of America, Inc.*	2,880	51,350
Patrick Industries, Inc.	3,326	200,558
Standard Motor Products, Inc.	3,016	130,110
Stoneridge, Inc.*	3,879	80,528
Tenneco, Inc. "A"*	10,149	185,930
Visteon Corp.*	4,130	450,707
XL Fleet Corp.*	16,746	33,325
XPEL, Inc.*	2,628	138,259
		4,769,456
Automobiles 0.2%
Arcimoto, Inc.* (a)	4,223	27,914

Canoo, Inc.* (a)	15,212	83,970
Fisker, Inc.* (a)	24,304	313,522
Lordstown Motors Corp. "A"* (a)	24,080	82,113
Winnebago Industries, Inc.	4,864	262,802
Workhorse Group, Inc.* (a)	22,127	110,635
		880,956
Distributors 0.0%
Funko, Inc. "A"*	4,202	72,485
Greenlane Holdings, Inc. "A"*	1,386	776
		73,261
Diversified Consumer Services 0.7%
2U, Inc.*	10,554	140,157
Adtalem Global Education, Inc.*	7,223	214,595
American Public Education, Inc.*	2,855	60,640
Carriage Services, Inc.	2,348	125,219
Coursera, Inc.*	10,793	248,671
European Wax Center, Inc. "A"*	2,067	61,101
Graham Holdings Co. "B"	563	344,258
Houghton Mifflin Harcourt Co.*	19,007	399,337
Laureate Education, Inc.	14,654	173,650
OneSpaWorld Holdings Ltd.*	8,077	82,385
Perdoceo Education Corp.*	10,462	120,104
PowerSchool Holdings, Inc. "A"* (a)	6,290	103,848
Regis Corp.*	6,746	14,302
StoneMor, Inc.*	4,918	12,836
Strategic Education, Inc.	3,553	235,848
Stride, Inc.*	6,128	222,630
Udemy, Inc.*	2,163	26,951
Vivint Smart Home, Inc.*	14,094	95,275
WW International, Inc.*	8,087	82,730
		2,764,537
Hotels, Restaurants & Leisure 2.3%
Accel Entertainment, Inc.*	8,070	98,293
Bally's Corp.*	4,793	147,337
Biglari Holdings, Inc. "B"*	102	14,750
BJ's Restaurants, Inc.*	3,459	97,890
Bloomin' Brands, Inc.	12,990	285,001
Bluegreen Vacations Holding Corp*	2,149	63,546
Brinker International, Inc.*	6,649	253,726
Carrols Restaurant Group, Inc.	5,337	12,062
Century Casinos, Inc.*	4,231	50,560
Chuy's Holdings, Inc.*	2,811	75,897
Cracker Barrel Old Country Store, Inc.	3,543	420,660
Dave & Buster's Entertainment, Inc.*	6,593	323,716
Denny's Corp.*	9,363	133,984
Dine Brands Global, Inc.	2,368	184,586
Drive Shack, Inc.*	12,654	19,487
El Pollo Loco Holdings, Inc.*	2,711	31,502
Esports Technologies, Inc.* (a)	1,631	10,993
Everi Holdings, Inc.*	12,801	268,821
F45 Training Holdings, Inc.*	4,515	48,310
Fiesta Restaurant Group, Inc.*	2,630	19,659
First Watch Restaurant Group, Inc.*	1,712	22,342
Full House Resorts, Inc.*	4,990	47,954
GAN Ltd.*	6,162	29,701
Golden Entertainment, Inc.*	2,583	149,995
Golden Nugget Online Gaming, Inc.*	5,957	42,354

Hall of Fame Resort & Entertainment Co.*	8,403	9,327
Hilton Grand Vacations, Inc.*	12,675	659,227
International Game Technology PLC	14,943	368,793
Jack in the Box, Inc.	3,094	289,010
Krispy Kreme, Inc. (a)	12,456	184,972
Kura Sushi USA, Inc. "A"*	598	32,980
Life Time Group Holdings, Inc.*	5,840	84,914
Lindblad Expeditions Holdings, Inc.*	4,676	70,514
Monarch Casino & Resort, Inc.*	1,909	166,522
Nathan's Famous, Inc.	411	22,264
NEOGAMES SA*	1,592	24,565
Noodles & Co.*	6,217	37,115
Papa John's International, Inc.	4,919	517,872
PlayAGS, Inc.*	3,774	25,173
Portillo's, Inc. "A"* (a)	3,252	79,869
RCI Hospitality Holdings, Inc.	1,237	76,026
Red Robin Gourmet Burgers, Inc.*	2,426	40,902
Red Rock Resorts, Inc. "A"	7,878	382,556
Rush Street Interactive, Inc.*	7,985	58,051
Ruth's Hospitality Group, Inc.	4,703	107,605
Scientific Games Corp. "A"* (a)	14,309	840,654
SeaWorld Entertainment, Inc.*	7,410	551,600
Shake Shack, Inc. "A"*	5,568	378,067
Sweetgreen, Inc. "A"* (a)	1,722	55,087
Target Hospitality Corp.*	3,370	20,220
Texas Roadhouse, Inc.	10,421	872,550
The Cheesecake Factory, Inc.*	6,880	273,755
The ONE Group Hospitality, Inc.*	2,972	31,236
Wingstop, Inc. (a)	4,444	521,503
Xponential Fitness, Inc. "A"*	1,884	44,161
		9,680,216
Household Durables 1.6%
Aterian, Inc.* (a)	3,809	9,256
Bassett Furniture Industries, Inc.	1,442	23,879
Beazer Homes U.S.A., Inc.*	4,420	67,272
Cavco Industries, Inc.*	1,365	328,760
Century Communities, Inc.	4,463	239,083
Ethan Allen Interiors, Inc.	3,341	87,100
Flexsteel Industries, Inc.	1,032	19,918
GoPro, Inc. "A"*	19,479	166,156
Green Brick Partners, Inc.*	4,414	87,221
Hamilton Beach Brands Holding Co. "A"	1,206	14,026
Helen of Troy Ltd.*	3,586	702,282
Hooker Furniture Corp.	1,785	33,808
Hovnanian Enterprises, Inc. "A"*	785	46,393
Installed Building Products, Inc.	3,524	297,743
iRobot Corp.*	3,952	250,557
KB Home	11,834	383,185
Landsea Homes Corp.*	1,234	10,551
La-Z-Boy, Inc.	6,641	175,123
Legacy Housing Corp.*	1,257	26,975
LGI Homes, Inc.*	3,224	314,920
Lifetime Brands, Inc.	1,845	23,690
Lovesac Co.*	1,963	106,120
M.D.C. Holdings, Inc.	8,523	322,510
M/I Homes, Inc.*	4,181	185,427
Meritage Homes Corp.*	5,503	436,003
Purple Innovation, Inc.*	8,614	50,392

Skyline Champion Corp.*	7,834	429,930
Snap One Holdings Corp.* (a)	2,554	37,671
Sonos, Inc.* (a)	18,882	532,850
Taylor Morrison Home Corp.*	17,759	483,400
Traeger, Inc.*	4,481	33,339
Tri Pointe Home, Inc.*	16,226	325,818
Tupperware Brands Corp.*	7,422	144,358
Universal Electronics, Inc.*	1,953	61,012
VOXX International Corp.*	2,409	24,018
Vuzix Corp.* (a)	9,012	59,479
Weber, Inc. "A" (a)	3,435	33,766
		6,573,991
Internet & Direct Marketing Retail 0.4%
1-800-Flowers.com, Inc. "A"*	3,967	50,619
1stdibs.com, Inc.*	2,739	21,885
aka Brands Holding Corp.*	1,491	6,590
CarParts.com, Inc.*	7,281	48,783
Duluth Holdings, Inc. "B"*	1,836	22,454
Groupon, Inc.* (a)	3,528	67,843
Lands' End, Inc.*	2,303	38,967
Liquidity Services, Inc.*	3,420	58,550
Lulu's Fashion Lounge Holdings, Inc.*	888	6,021
Overstock.com, Inc.* (a)	6,407	281,940
PetMed Express, Inc. (a)	3,112	80,290
Porch Group, Inc.* (a)	11,165	77,541
Quotient Technology, Inc.*	12,802	81,677
RealReal, Inc.* (a)	12,086	87,744
Rent the Runway, Inc. "A"* (a)	2,654	18,286
Revolve Group, Inc.*	5,347	287,080
Shutterstock, Inc.	3,496	325,408
Stitch Fix, Inc. "A"* (a)	11,868	119,511
Xometry, Inc. "A"* (a)	3,642	133,843
		1,815,032
Leisure Products 0.5%
Acushnet Holdings Corp.	5,079	204,481
American Outdoor Brands, Inc.*	2,073	27,218
AMMO, Inc.* (a)	13,274	63,715
Callaway Golf Co.*	17,194	402,683
Clarus Corp.	4,061	92,510
Escalade, Inc.	1,389	18,335
Genius Brands International, Inc.* (a)	43,490	44,360
Johnson Outdoors, Inc. "A"	824	64,050
Latham Group, Inc.*	6,257	82,843
Malibu Boats, Inc. "A"*	3,019	175,132
Marine Products Corp.	1,244	14,368
MasterCraft Boat Holdings, Inc.*	2,618	64,429
Nautilus, Inc.*	4,789	19,731
Smith & Wesson Brands, Inc.	7,178	108,603
Solo Brands, Inc. "A"* (a)	1,797	15,328
Sturm, Ruger & Co., Inc.	2,514	175,025
Vista Outdoor, Inc.*	8,325	297,119
		1,869,930
Multiline Retail 0.4%
Big Lots, Inc. (a)	4,413	152,690
Dillard's, Inc. "A" (a)	802	215,249

Franchise Group, Inc.	4,157	172,224
Macy's, Inc. (a)	44,625	1,087,065
		1,627,228
Specialty Retail 2.1%
Aaron's Co., Inc.	4,713	94,637
Abercrombie & Fitch Co. "A"*	8,251	263,950
Academy Sports & Outdoors, Inc.	11,573	455,976
American Eagle Outfitters, Inc. (a)	22,610	379,848
America's Car-Mart, Inc.*	854	68,798
Arko Corp. (a)	12,311	112,030
Asbury Automotive Group, Inc.*	3,445	551,889
Barnes & Noble Education, Inc.*	6,909	24,734
Bed Bath & Beyond, Inc.* (a)	14,334	322,945
Big 5 Sporting Goods Corp. (a)	3,195	54,794
Boot Barn Holdings, Inc.*	4,376	414,801
Caleres, Inc.	5,352	103,454
Camping World Holdings, Inc. "A" (a)	6,101	170,523
CarLotz, Inc.*	11,785	16,146
Cato Corp. "A"	3,028	44,391
Chico's FAS, Inc.*	18,718	89,846
Citi Trends, Inc.*	1,210	37,056
Conn's, Inc.* (a)	2,742	42,254
Designer Brands, Inc. "A"*	9,226	124,643
Genesco, Inc.* (a)	2,137	135,935
Group 1 Automotive, Inc.	2,462	413,198
GrowGeneration Corp.*	8,491	78,202
Guess?, Inc. (a)	6,159	134,574
Haverty Furniture Companies, Inc.	2,470	67,727
Hibbett, Inc.	1,983	87,926
JOANN, Inc. (a)	1,803	20,572
Kirkland's, Inc.*	2,145	19,927
Lazydays Holdings, Inc.*	1,141	23,025
LL Flooring Holdings, Inc.*	4,179	58,590
MarineMax, Inc.*	3,062	123,276
Monro, Inc.	4,882	216,468
Murphy USA, Inc.	3,455	690,862
National Vision Holdings, Inc.*	12,345	537,872
ODP Corp.*	6,792	311,277
OneWater Marine, Inc. "A"	1,502	51,744
Party City Holdco, Inc.*	16,985	60,806
Rent-A-Center, Inc.	9,819	247,341
Sally Beauty Holdings, Inc.*	16,240	253,831
Shift Technologies, Inc.* (a)	9,544	20,997
Shoe Carnival, Inc.	2,515	73,337
Signet Jewelers Ltd.	7,872	572,294
Sleep Number Corp.*	3,242	164,402
Sonic Automotive, Inc. "A"	3,163	134,459
Sportsman's Warehouse Holdings, Inc.*	6,490	69,378
The Buckle, Inc.	4,337	143,295
The Children's Place, Inc.*	2,035	100,326
The Container Store Group, Inc.*	4,335	35,417
Tilly's, Inc. "A"	3,686	34,501
Torrid Holdings, Inc.*	3,144	19,053
TravelCenters of America, Inc.*	1,914	82,225
Urban Outfitters, Inc.*	10,207	256,298
Winmark Corp.	515	113,300
Zumiez, Inc.*	2,864	109,433
		8,834,583

Textiles, Apparel & Luxury Goods 0.6%
Crocs, Inc.*	8,674	662,693
Fossil Group, Inc.*	7,423	71,558
G-III Apparel Group Ltd.*	6,413	173,472
Kontoor Brands, Inc.	7,751	320,504
Movado Group, Inc.	2,398	93,642
Oxford Industries, Inc.	2,347	212,403
PLBY Group, Inc.* (a)	4,422	57,884
Rocky Brands, Inc.	982	40,841
Steven Madden Ltd.	11,965	462,328
Superior Group of Companies, Inc.	1,660	29,631
Unifi, Inc.*	2,113	38,245
Vera Bradley, Inc.*	3,992	30,619
Wolverine World Wide, Inc.	12,034	271,487
		2,465,307
Consumer Staples 3.5%
Beverages 0.4%
Celsius Holdings, Inc.*	8,016	442,323
Coca-Cola Consolidated, Inc.	703	349,285
MGP Ingredients, Inc. (a)	2,098	179,568
National Beverage Corp.	3,400	147,900
Primo Water Corp.	23,590	336,157
The Duckhorn Portfolio, Inc.*	5,467	99,445
Zevia PBC "A"*	1,654	7,559
		1,562,237
Food & Staples Retailing 1.2%
BJ's Wholesale Club Holdings, Inc.*	20,304	1,372,753
HF Foods Group, Inc.*	5,299	35,291
Ingles Markets, Inc. "A"	2,072	184,511
MedAvail Holdings, Inc.*	1,808	1,756
Natural Grocers by Vitamin Cottage, Inc.	1,516	29,714
Performance Food Group Co.*	22,434	1,142,115
PriceSmart, Inc.	3,645	287,481
Rite Aid Corp.* (a)	8,323	72,826
SpartanNash Co.	5,216	172,076
Sprouts Farmers Market, Inc.*	16,765	536,145
The Andersons, Inc.	4,616	232,000
The Chefs' Warehouse, Inc.*	4,546	148,200
United Natural Foods, Inc.*	8,611	356,065
Village Super Market, Inc. "A"	1,112	27,244
Weis Markets, Inc.	2,393	170,908
		4,769,085
Food Products 1.0%
AppHarvest, Inc.* (a)	10,332	55,534
B&G Foods, Inc. (a)	9,558	257,875
Calavo Growers, Inc.	2,600	94,770
Cal-Maine Foods, Inc. (a)	6,125	338,222
Fresh Del Monte Produce, Inc.	4,846	125,560
Hostess Brands, Inc.*	20,408	447,751
J & J Snack Foods Corp.	2,167	336,102
John B. Sanfilippo & Son, Inc.	1,320	110,141
Laird Superfood, Inc.*	947	3,419
Lancaster Colony Corp.	2,793	416,576
Landec Corp.*	3,778	43,749
Limoneira Co.	2,398	35,203
Mission Produce, Inc.*	5,709	72,219

Sanderson Farms, Inc.	3,034	568,845
Seneca Foods Corp. "A"*	807	41,593
Simply Good Foods Co.*	12,665	480,637
Sovos Brands, Inc.*	3,809	54,011
Tattooed Chef, Inc.* (a)	7,188	90,425
The Vita Coco Co., Inc*	1,549	13,879
Tootsie Roll Industries, Inc.	2,320	81,092
TreeHouse Foods, Inc.*	7,781	251,015
Utz Brands, Inc. (a)	8,990	132,872
Vital Farms, Inc.*	3,426	42,345
Whole Earth Brands, Inc.*	5,755	41,206
		4,135,041
Household Products 0.2%
Central Garden & Pet Co.*	1,483	65,193
Central Garden & Pet Co. "A"*	5,945	242,437
Energizer Holdings, Inc.	9,775	300,679
Oil-Dri Corp. of America	876	25,097
WD-40 Co.	2,046	374,889
		1,008,295
Personal Products 0.6%
BellRing Brands, Inc.* (a)	16,754	386,682
Edgewell Personal Care Co.	8,003	293,470
elf Beauty, Inc.*	7,064	182,463
Inter Parfums, Inc.	2,666	234,741
Medifast, Inc.	1,702	290,668
Nature's Sunshine Products, Inc.*	1,954	32,866
NewAge, Inc.*	20,525	11,925
Nu Skin Enterprises, Inc. "A"	7,449	356,658
Revlon, Inc. "A"*	1,271	10,257
The Beauty Health Co.*	12,872	217,280
The Honest Co., Inc.* (a)	13,147	68,496
Thorne HealthTech, Inc.*	1,033	6,570
USANA Health Sciences, Inc.*	1,791	142,295
Veru, Inc.*	10,144	48,996
		2,283,367
Tobacco 0.1%
22nd Century Group, Inc.* (a)	23,177	53,771
Turning Point Brands, Inc.	2,242	76,250
Universal Corp.	3,615	209,923
Vector Group Ltd.	21,274	256,139
		596,083
Energy 6.5%
Energy Equipment & Services 1.2%
Archrock, Inc.	20,442	188,680
Bristow Group, Inc.*	3,543	131,374
Cactus, Inc. "A"	8,272	469,353
ChampionX Corp.*	30,105	736,970
DMC Global, Inc.*	2,668	81,374
Dril-Quip, Inc.*	5,153	192,465
Expro Group Holdings NV*	7,095	126,149
Helix Energy Solutions Group, Inc.*	20,142	96,279
Helmerich & Payne, Inc.	15,180	649,400
Liberty Oilfield Services, Inc. "A"*	13,350	197,847
Nabors Industries Ltd.*	1,047	159,898
National Energy Services Reunited Corp.*	5,594	46,990

Newpark Resources, Inc.*	13,210	48,349
NexTier Oilfield Solutions, Inc.*	25,809	238,475
Oceaneering International, Inc.*	14,838	224,944
Oil States International, Inc.*	9,159	63,655
Patterson-UTI Energy, Inc.	27,483	425,437
ProPetro Holding Corp.*	12,735	177,399
RPC, Inc.*	9,777	104,321
Select Energy Services, Inc. "A"*	9,905	84,886
Solaris Oilfield Infrastructure, Inc. "A"	4,525	51,087
TETRA Technologies, Inc.*	18,938	77,835
Tidewater, Inc.*	6,276	136,440
U.S. Silica Holdings, Inc.*	11,041	206,025
		4,915,632
Oil, Gas & Consumable Fuels 5.3%
Aemetis, Inc.* (a)	4,015	50,870
Alto Ingredients, Inc.*	10,918	74,461
Antero Resources Corp.*	42,380	1,293,861
Arch Resources, Inc.	2,234	306,907
Berry Corp.	10,275	106,038
Brigham Minerals, Inc. "A"	6,323	161,553
California Resources Corp.	12,082	540,428
Callon Petroleum Co.*	7,081	418,345
Centennial Resource Development, Inc. "A"*	27,810	224,427
Centrus Energy Corp. "A"*	1,450	48,865
Chesapeake Energy Corp.	15,591	1,356,417
Civitas Resources, Inc.	6,450	385,130
Clean Energy Fuels Corp.* (a)	22,500	178,650
CNX Resources Corp.*	29,641	614,162
Comstock Resources, Inc.*	13,468	175,757
CONSOL Energy, Inc.*	5,075	190,972
Crescent Energy, Inc. "A" (a)	4,508	78,169
CVR Energy, Inc.	4,322	110,384
Delek U.S. Holdings, Inc.*	9,712	206,089
Denbury, Inc.*	7,507	589,825
DHT Holdings, Inc.	21,001	121,806
Dorian LPG Ltd.	4,570	66,219
Earthstone Energy, Inc. "A"*	4,432	55,976
Energy Fuels, Inc.* (a)	22,878	209,334
Equitrans Midstream Corp.	60,929	514,241
Falcon Minerals Corp.	6,307	42,509
Frontline Ltd.* (a)	17,813	156,754
Gevo, Inc.*	29,928	140,063
Golar LNG Ltd.*	15,013	372,022
Green Plains, Inc.*	7,075	219,396
HighPeak Energy, Inc.	741	16,450
International Seaways, Inc.	6,738	121,554
Kinetik Holdings, Inc.	497	32,310
Kosmos Energy Ltd.*	66,462	477,862
Laredo Petroleum, Inc.*	1,811	143,323
Magnolia Oil & Gas Corp. "A"	21,436	506,961
Matador Resources Co.	16,505	874,435
Murphy Oil Corp.	21,773	879,411
Nordic American Tankers Ltd.	24,503	52,191
Northern Oil and Gas, Inc.	8,921	251,483
Oasis Petroleum, Inc.	2,938	429,829
Ovintiv, Inc.	38,807	2,098,294
Par Pacific Holdings, Inc.*	6,411	83,471
PBF Energy, Inc. "A"*	14,211	346,322

PDC Energy, Inc.	14,500	1,053,860
Peabody Energy Corp.*	13,098	321,294
Range Resources Corp.*	35,626	1,082,318
Ranger Oil Corp. "A"*	3,255	112,395
Renewable Energy Group, Inc.*	6,666	404,293
REX American Resources Corp.*	771	76,792
Riley Exploration Permian, Inc.	1,549	38,849
Scorpio Tankers, Inc.	7,172	153,337
SFL Corp. Ltd.	18,330	186,599
SM Energy Co.	17,859	695,608
Southwestern Energy Co.*	150,942	1,082,254
Talos Energy, Inc.*	5,678	89,656
Teekay Corp.*	10,677	33,846
Teekay Tankers Ltd. "A"*	3,658	50,627
Tellurian, Inc.* (a)	54,667	289,735
Uranium Energy Corp.* (a)	39,270	180,249
Ur-Energy, Inc.*	27,710	44,336
W&T Offshore, Inc.*	13,889	53,056
Whiting Petroleum Corp.	5,868	478,301
World Fuel Services Corp.	9,298	251,418
		22,002,349
Financials 15.5%
Banks 8.6%
1st Source Corp.	2,437	112,711
Allegiance Bancshares, Inc.	2,840	126,891
Amalgamated Financial Corp.	1,860	33,424
Amerant Bancorp, Inc.	3,834	121,116
American National Bankshares, Inc.	1,579	59,497
Ameris Bancorp.	9,786	429,410
Arrow Financial Corp.	2,099	68,050
Associated Banc-Corp.	22,158	504,316
Atlantic Union Bankshares Corp.	11,185	410,378
Banc of California, Inc.	8,229	159,313
BancFirst Corp.	2,507	208,607
Bank First Corp. (a)	968	69,686
Bank of Marin Bancorp.	2,203	77,259
Bank of NT Butterfield & Son Ltd.	7,545	270,715
BankUnited, Inc.	12,606	554,160
Banner Corp.	5,015	293,528
Bar Harbor Bankshares	2,246	64,281
Berkshire Hills Bancorp., Inc.	7,297	211,394
Blue Ridge Bankshares, Inc.	2,701	40,974
Brookline Bancorp., Inc.	11,478	181,582
Business First Bancshares, Inc.	2,765	67,272
Byline Bancorp., Inc.	3,729	99,490
Cadence Bank	26,699	781,213
Cambridge Bancorp.	1,049	89,165
Camden National Corp.	2,111	99,301
Capital Bancorp., Inc	1,139	26,038
Capital City Bank Group, Inc.	1,984	52,298
Capstar Financial Holdings, Inc.	3,154	66,486
Carter Bankshares, Inc.*	3,779	65,641
Cathay General Bancorp.	10,706	479,093
CBTX, Inc.	2,740	84,940
Central Pacific Financial Corp.	3,927	109,563
Citizens & Northern Corp.	2,252	54,904
City Holding Co.	2,228	175,344

Civista Bancshares, Inc.	2,320	55,912
CNB Financial Corp.	2,323	61,141
Coastal Financial Corp.*	1,570	71,828
Columbia Banking System, Inc.	11,540	372,396
Community Bank System, Inc.	7,980	559,797
Community Trust Bancorp., Inc.	2,222	91,546
ConnectOne Bancorp., Inc.	5,435	173,974
CrossFirst Bankshares, Inc.*	6,780	106,853
Customers Bancorp., Inc.*	4,499	234,578
CVB Financial Corp.	20,309	471,372
Dime Community Bancshares, Inc.	5,037	174,129
Eagle Bancorp., Inc.	4,759	271,311
Eastern Bankshares, Inc.	25,584	551,079
Enterprise Bancorp., Inc.	1,297	52,036
Enterprise Financial Services Corp.	5,204	246,201
Equity Bancshares, Inc. "A"	2,118	68,433
Farmers National Banc Corp.	4,637	79,107
FB Financial Corp.	5,016	222,811
Fidelity D&D Bancorp, Inc.	606	28,137
Financial Institutions, Inc.	2,348	70,745
First BanCorp.	29,225	383,432
First BanCorp. - North Carolina	5,112	213,528
First Bancorp., Inc.	1,499	45,090
First Bancshares, Inc.	2,980	100,307
First Bank	2,559	36,389
First Busey Corp.	7,448	188,732
First Commonwealth Financial Corp.	14,061	213,165
First Community Bancshares, Inc.	2,356	66,463
First Financial Bancorp.	13,637	314,333
First Financial Bankshares, Inc.	19,208	847,457
First Financial Corp.	1,614	69,854
First Foundation, Inc.	7,552	183,438
First Internet Bancorp.	1,408	60,558
First Interstate BancSystem, Inc. "A"	13,061	480,253
First Merchants Corp.	8,029	334,006
First Mid Bancshares, Inc.	2,379	91,568
First of Long Island Corp.	3,509	68,285
Five Star Bancorp.	1,951	55,213
Flushing Financial Corp.	4,297	96,038
Fulton Financial Corp.	23,715	394,143
German American Bancorp., Inc.	3,720	141,323
Glacier Bancorp., Inc.	16,414	825,296
Great Southern Bancorp., Inc.	1,572	92,764
Guaranty Bancshares, Inc.	1,115	39,025
Hancock Whitney Corp.	12,902	672,839
Hanmi Financial Corp.	4,423	108,850
HarborOne Bancorp, Inc.	6,956	97,523
HBT Financial, Inc.	1,633	29,688
Heartland Financial U.S.A., Inc.	6,057	289,706
Heritage Commerce Corp.	8,358	94,027
Heritage Financial Corp.	5,046	126,453
Hilltop Holdings, Inc.	9,099	267,511
Home BancShares, Inc.	22,624	511,302
HomeStreet, Inc.	2,944	139,487
HomeTrust Bancshares, Inc.	2,310	68,214
Hope Bancorp., Inc.	17,402	279,824
Horizon Bancorp, Inc.	6,192	115,605
Independent Bank Corp.	9,684	619,776

Independent Bank Group, Inc.	5,572	396,504
International Bancshares Corp.	7,922	334,388
Investors Bancorp., Inc.	33,705	503,216
Lakeland Bancorp., Inc.	8,897	148,580
Lakeland Financial Corp.	3,650	266,450
Live Oak Bancshares, Inc.	4,735	240,964
Macatawa Bank Corp.	4,313	38,860
Mercantile Bank Corp.	2,347	83,131
Meta Financial Group, Inc.	4,331	237,859
Metrocity Bankshares, Inc.	2,877	67,552
Metropolitan Bank Holding Corp.*	1,496	152,248
Mid Penn Bancorp, Inc.	2,185	58,580
Midland States Bancorp., Inc.	3,289	94,921
MidWestOne Financial Group, Inc.	2,243	74,243
MVB Financial Corp.	1,471	61,047
National Bank Holdings Corp. "A"	4,301	173,244
NBT Bancorp., Inc.	6,318	228,269
Nicolet Bankshares, Inc.*	1,813	169,642
Northrim BanCorp., Inc.	890	38,777
Northwest Bancshares, Inc.	18,280	246,963
OceanFirst Financial Corp.	8,628	173,423
OFG Bancorp.	7,258	193,353
Old National Bancorp.	43,465	711,957
Old Second Bancorp., Inc.	4,268	61,929
Origin Bancorp, Inc.	3,352	141,756
Orrstown Financial Services, Inc.	1,526	34,991
Pacific Premier Bancorp., Inc.	14,009	495,218
Park National Corp. (a)	2,116	278,000
Peapack-Gladstone Financial Corp.	2,612	90,767
Peoples Bancorp., Inc.	3,800	118,978
Peoples Financial Services Corp.	1,001	50,530
Preferred Bank	2,019	149,588
Premier Financial Corp.	5,296	160,628
Primis Financial Corp.	3,621	50,622
QCR Holdings, Inc.	2,458	139,098
RBB Bancorp.	2,025	47,567
Red River Bancshares, Inc.	726	38,413
Renasant Corp.	8,033	268,704
Republic Bancorp., Inc. "A"	1,404	63,096
Republic First Bancorp., Inc.*	6,738	34,768
S&T Bancorp., Inc.	5,641	166,861
Sandy Spring Bancorp., Inc.	6,578	295,484
Seacoast Banking Corp. of Florida	8,138	284,993
ServisFirst Bancshares, Inc.	7,366	701,906
Sierra Bancorp.	2,103	52,533
Silvergate Capital Corp. "A"*	4,180	629,383
Simmons First National Corp. "A"	16,390	429,746
SmartFinancial, Inc.	1,986	50,802
South Plains Financial, Inc.	1,510	40,136
South State Corp.	11,392	929,473
Southern First Bancshares, Inc.*	1,130	57,449
Southside Bancshares, Inc.	4,579	186,961
Spirit of Texas Bancshares, Inc.	1,968	51,719
Stock Yards Bancorp., Inc.	3,579	189,329
Summit Financial Group, Inc.	1,538	39,357
Texas Capital Bancshares, Inc.*	7,569	433,779
The Bancorp, Inc.*	7,810	221,257
Third Coast Bancshares, Inc.*	604	13,952

Tompkins Financial Corp.	2,092	163,741
TowneBank	9,871	295,538
TriCo Bancshares	4,083	163,442
TriState Capital Holdings, Inc.*	4,412	146,611
Triumph Bancorp., Inc.*	3,517	330,668
Trustmark Corp.	8,993	273,297
UMB Financial Corp.	6,532	634,649
United Bankshares, Inc.	19,593	683,404
United Community Banks, Inc.	15,515	539,922
Univest Financial Corp.	4,311	115,362
Valley National Bancorp.	59,631	776,396
Veritex Holdings, Inc.	7,036	268,564
Washington Trust Bancorp., Inc.	2,584	135,660
WesBanco, Inc.	9,018	309,858
West BanCorp, Inc.	2,459	66,909
Westamerica BanCorp.	3,883	234,921
		35,805,777
Capital Markets 1.5%
Artisan Partners Asset Management, Inc. "A"	8,732	343,604
AssetMark Financial Holdings, Inc.*	2,837	63,123
Associated Capital Group, Inc. "A"	276	11,567
B. Riley Financial, Inc.	2,997	209,670
BGC Partners, Inc. "A"	46,113	202,897
Blucora, Inc.*	7,086	138,531
Brightsphere Investment Group, Inc.	4,685	113,611
Cohen & Steers, Inc.	3,705	318,223
Cowen, Inc. "A"	3,965	107,452
Diamond Hill Investment Group, Inc.	453	84,847
Donnelley Financial Solutions, Inc.*	4,308	143,284
Federated Hermes, Inc.	13,858	472,004
Focus Financial Partners, Inc. "A"*	9,560	437,274
GAMCO Investors, Inc. "A"	754	16,671
GCM Grosvenor, Inc. "A"	6,716	65,212
Greenhill & Co., Inc.	2,070	32,023
Hamilton Lane, Inc. "A"	5,204	402,217
Houlihan Lokey, Inc.	7,551	662,978
Moelis & Co. "A"	9,160	430,062
Open Lending Corp. "A"*	15,595	294,902
Oppenheimer Holdings, Inc. "A"	1,444	62,930
Piper Sandler Companies	2,565	336,656
PJT Partners, Inc. "A"	3,566	225,086
Pzena Investment Management, Inc. "A"	2,623	21,037
Sculptor Capital Management, Inc.	3,240	45,133
StepStone Group, Inc. "A"	6,685	221,006
StoneX Group, Inc.*	2,570	190,771
Value Line, Inc.	187	12,529
Virtus Investment Partners, Inc.	1,093	262,309
WisdomTree Investments, Inc.	19,377	113,743
		6,041,352
Consumer Finance 0.7%
Atlanticus Holdings Corp.*	764	39,568
Curo Group Holdings Corp.	3,151	41,120
Encore Capital Group, Inc.*	3,647	228,776
Enova International, Inc.*	5,346	202,988
EZCORP, Inc. "A"*	7,130	43,065
FirstCash Holdings, Inc.	5,936	417,538
Green Dot Corp. "A"*	7,990	219,565
LendingClub Corp.*	14,673	231,540

LendingTree, Inc.*	1,731	207,149
Navient Corp.	22,246	379,072
Nelnet, Inc. "A"	2,498	212,305
Oportun Financial Corp.*	3,124	44,861
PRA Group, Inc.*	6,351	286,303
PROG Holdings, Inc.*	8,278	238,158
Regional Management Corp.	1,129	54,835
World Acceptance Corp.*	646	123,929
		2,970,772
Diversified Financial Services 0.1%
Alerus Financial Corp.	2,359	65,203
A-Mark Precious Metals, Inc.	1,346	104,099
Banco Latinoamericano de Comercio Exterior SA "E"	4,821	75,111
Cannae Holdings, Inc.*	12,590	301,153
		545,566
Insurance 1.9%
Ambac Financial Group, Inc.*	6,511	67,714
American Equity Investment Life Holding Co.	12,337	492,370
American National Group, Inc.	1,125	212,726
AMERISAFE, Inc.	2,776	137,884
Argo Group International Holdings Ltd.	4,757	196,369
Bright Health Group, Inc.*	37,603	72,574
BRP Group, Inc. "A"*	7,141	191,593
Citizens, Inc.* (a)	7,521	31,889
CNO Financial Group, Inc.	17,666	443,240
Crawford & Co. "A"	2,763	20,888
Donegal Group, Inc. "A"	2,103	28,201
eHealth, Inc.*	3,751	46,550
Employers Holdings, Inc.	4,100	168,182
Enstar Group Ltd.*	1,841	480,777
Genworth Financial, Inc. "A"*	75,938	287,046
Goosehead Insurance, Inc. "A"	2,649	208,132
Greenlight Capital Re Ltd. "A"*	3,838	27,135
HCI Group, Inc.	869	59,248
Heritage Insurance Holdings, Inc.	3,614	25,804
Horace Mann Educators Corp.	6,242	261,103
Investors Title Co.	183	37,187
James River Group Holdings Ltd.	5,512	136,367
Kinsale Capital Group, Inc.	3,209	731,716
Maiden Holdings, Ltd.*	10,666	25,705
MBIA, Inc.* (a)	6,874	105,791
MetroMile, Inc.*	14,851	19,603
National Western Life Group, Inc. "A"	378	79,531
NI Holdings, Inc.*	1,084	18,385
Palomar Holdings, Inc.*	3,619	231,580
ProAssurance Corp.	7,830	210,470
RLI Corp.	5,965	659,908
Safety Insurance Group, Inc.	2,110	191,694
Selective Insurance Group, Inc.	8,865	792,176
Selectquote, Inc.*	19,606	54,701
SiriusPoint Ltd.*	13,573	101,526
Stewart Information Services Corp.	3,977	241,046
Tiptree, Inc.	3,292	42,302
Trean Insurance Group, Inc.*	2,703	12,677
Trupanion, Inc.*	5,672	505,489
United Fire Group, Inc.	3,155	98,026

United Insurance Holdings Corp.	3,590	11,883
Universal Insurance Holdings, Inc.	3,843	51,842
		7,819,030
Mortgage Real Estate Investment Trusts (REITs) 1.3%
AFC Gamma, Inc.	1,934	36,978
Angel Oak Mortgage, Inc.	1,143	18,757
Apollo Commercial Real Estate Finance, Inc.	20,659	287,780
Arbor Realty Trust, Inc. (a)	21,543	367,523
Ares Commercial Real Estate Corp.	6,381	99,033
ARMOUR Residential REIT, Inc. (a)	13,134	110,326
Blackstone Mortgage Trust, Inc. "A"	23,221	738,196
BrightSpire Capital, Inc.	12,535	115,949
Broadmark Realty Capital, Inc.	18,678	161,565
Chicago Atlantic Real Estate Finance, Inc.	803	14,237
Chimera Investment Corp.	34,717	417,993
Dynex Capital, Inc.	5,534	89,651
Ellington Financial, Inc.	7,824	138,876
Franklin BSP Realty Trust, Inc.	5,502	76,918
Granite Point Mortgage Trust, Inc.	8,072	89,761
Great Ajax Corp.	3,079	36,117
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	11,324	537,097
Invesco Mortgage Capital, Inc. (a)	48,232	109,969
KKR Real Estate Finance Trust, Inc.	5,406	111,418
Ladder Capital Corp.	16,843	199,926
MFA Financial, Inc.	65,405	263,582
New York Mortgage Trust, Inc.	55,459	202,425
Orchid Island Capital, Inc. (a)	19,604	63,713
PennyMac Mortgage Investment Trust	14,469	244,381
Ready Capital Corp.	10,238	154,184
Redwood Trust, Inc.	16,867	177,609
TPG RE Finance Trust, Inc.	8,848	104,495
Two Harbors Investment Corp.	50,492	279,221
		5,247,680
Thrifts & Mortgage Finance 1.4%
Axos Financial, Inc.*	8,385	388,980
Blue Foundry Bancorp.*	4,078	55,257
Bridgewater Bancshares, Inc.*	3,349	55,861
Capitol Federal Financial, Inc.	19,195	208,842
Columbia Financial, Inc.*	5,711	122,844
Enact Holdings, Inc.	2,127	47,326
Essent Group Ltd.	16,126	664,552
Federal Agricultural Mortgage Corp. "C"	1,340	145,363
Finance of America Companies, Inc. "A"*	2,660	8,086
Flagstar Bancorp., Inc.	7,726	327,582
FS Bancorp, Inc.	1,014	31,434
Hingham Institution For Savings The	217	74,474
Home Bancorp., Inc.	1,080	44,053
Home Point Capital, Inc.	1,180	3,670
Kearny Financial Corp.	9,484	122,154
Luther Burbank Corp.	2,316	30,780
Merchants Bancorp.	2,197	60,154
Mr Cooper Group, Inc.*	9,162	418,429
NMI Holdings, Inc. "A"*	12,391	255,502
Northfield Bancorp., Inc.	6,364	91,387
Ocwen Financial Corp.*	1,261	29,961
PCSB Financial Corp.	2,106	40,246
PennyMac Financial Services, Inc.	4,432	235,782
Pioneer Bancorp., Inc.*	1,979	20,819

Provident Bancorp, Inc.	2,053	33,300
Provident Financial Services, Inc.	10,997	257,330
Radian Group, Inc.	26,813	595,517
Southern Missouri Bancorp., Inc.	1,107	55,295
TrustCo Bank Corp. NY	2,827	90,266
Velocity Financial, Inc.*	1,318	14,419
Walker & Dunlop, Inc.	4,355	563,624
Washington Federal, Inc.	9,548	313,365
Waterstone Financial, Inc.	3,353	64,847
WSFS Financial Corp.	9,558	445,594
		5,917,095
Health Care 16.3%
Biotechnology 6.8%
2seventy bio, Inc.*	3,457	58,976
4D Molecular Therapeutics, Inc.*	4,326	65,409
89bio, Inc.*	1,368	5,157
ACADIA Pharmaceuticals, Inc.*	17,757	430,075
Acumen Pharmaceuticals, Inc.*	3,876	15,155
Adagio Therapeutics, Inc.* (a)	8,137	37,105
Adicet Bio, Inc.*	3,942	78,722
Adverum Biotechnologies, Inc.* (a)	14,257	18,677
Aeglea BioTherapeutics, Inc.*	5,803	13,347
Aerovate Therapeutics, Inc.* (a)	1,823	33,416
Affimed NV*	16,705	73,001
Agenus, Inc.* (a)	32,612	80,226
Agios Pharmaceuticals, Inc.*	8,021	233,491
Akebia Therapeutics, Inc.*	25,679	18,435
Akero Therapeutics, Inc.*	3,939	55,894
Akouos, Inc.*	3,481	16,535
Alaunos Therapeutics, Inc.*	30,832	20,115
Albireo Pharma, Inc.*	2,424	72,308
Aldeyra Therapeutics, Inc.*	7,426	33,009
Alector, Inc.*	8,845	126,041
Aligos Therapeutics, Inc.*	3,087	6,637
Alkermes PLC*	23,868	627,967
Allakos, Inc.*	5,431	30,957
Allogene Therapeutics, Inc.*	9,818	89,442
Allovir, Inc.*	4,336	29,268
Alpine Immune Sciences, Inc.*	1,727	15,491
Altimmune, Inc.*	6,189	37,691
ALX Oncology Holdings, Inc.*	2,652	44,819
Amicus Therapeutics, Inc.*	39,111	370,381
AnaptysBio, Inc.*	2,936	72,637
Anavex Life Sciences Corp.* (a)	10,291	126,682
Anika Therapeutics, Inc.*	2,197	55,167
Annexon, Inc.*	4,786	13,066
Apellis Pharmaceuticals, Inc.*	11,601	589,447
Applied Molecular Transport, Inc.*	3,792	28,516
Applied Therapeutics, Inc.*	2,831	5,973
AquaBounty Technologies, Inc.*	8,030	15,016
Arbutus Biopharma Corp.*	11,933	35,560
Arcellx, Inc.*	1,239	17,371
Arcturus Therapeutics Holdings, Inc.* (a)	3,239	87,323
Arcus Biosciences, Inc.* (a)	6,600	208,296
Arcutis Biotherapeutics, Inc.*	4,241	81,682
Ardelyx, Inc.*	12,958	13,865
Arrowhead Pharmaceuticals, Inc.*	15,286	703,003

Atara Biotherapeutics, Inc.*	12,696	117,946
Athenex, Inc.*	13,245	10,987
Athersys, Inc.* (a)	33,481	20,273
Atossa Therapeutics, Inc.*	17,955	22,444
Atreca, Inc. "A"*	3,654	11,583
Aura Biosciences, Inc.*	867	19,074
Avalo Therapeutics, Inc.*	8,757	6,346
Avid Bioservices, Inc.*	8,782	178,889
Avidity Biosciences, Inc.*	5,352	98,851
Avita Medical, Inc.*	3,660	31,037
Avrobio, Inc.*	5,779	7,628
Beam Therapeutics, Inc.* (a)	7,597	435,308
Beyondspring, Inc.*	3,302	7,264
BioAtla, Inc.*	2,438	12,190
BioCryst Pharmaceuticals, Inc.*	26,873	436,955
Biohaven Pharmaceutical Holding Co., Ltd.*	8,292	983,182
Biomea Fusion, Inc.*	3,411	15,213
Bioxcel Therapeutics, Inc.* (a)	2,532	52,944
Black Diamond Therapeutics, Inc.*	3,653	10,119
Bluebird Bio, Inc.*	10,373	50,309
Blueprint Medicines Corp.*	8,672	553,967
Bolt Biotherapeutics, Inc.*	3,361	9,209
Bridgebio Pharma, Inc.* (a)	15,528	157,609
Brooklyn ImmunoTherapeutics, Inc.*	4,354	8,926
C4 Therapeutics, Inc.*	5,591	135,638
Cardiff Oncology, Inc.*	5,505	13,652
CareDx, Inc.*	7,507	277,684
Caribou Biosciences, Inc.*	7,288	66,904
Catalyst Pharmaceuticals, Inc.*	14,313	118,655
Celcuity, Inc.*	1,379	12,894
Celldex Therapeutics, Inc.*	6,812	232,017
CEL-SCI Corp* (a)	5,598	22,000
Century Therapeutics, Inc.*	2,476	31,173
Cerevel Therapeutics Holdings, Inc.*	5,904	206,699
ChemoCentryx, Inc.*	8,034	201,412
Chimerix, Inc.*	11,169	51,154
Chinook Therapeutics, Inc.*	6,025	98,569
Clene Inc.* (a)	3,513	13,841
Clovis Oncology, Inc.*	16,566	33,463
Codiak Biosciences, Inc.*	2,408	15,098
Cogent Biosciences, Inc.* (a)	5,680	42,543
Coherus Biosciences, Inc.*	9,415	121,548
Cortexyme, Inc.*	2,979	18,440
Crinetics Pharmaceuticals, Inc.*	6,681	146,648
Cue Biopharma, Inc.*	4,881	23,819
Cullinan Oncology, Inc* (a)	3,842	40,226
Curis, Inc.*	13,236	31,502
Cyteir Therapeutics, Inc.*	1,192	4,494
Cytokinetics, Inc.* (a)	11,801	434,395
CytomX Therapeutics, Inc.*	10,055	26,847
Day One Biopharmaceuticals, Inc.*	3,006	29,820
Deciphera Pharmaceuticals, Inc.*	5,918	54,860
Denali Therapeutics, Inc.*	13,500	434,295
DermTech, Inc.* (a)	3,638	53,406
Design Therapeutics, Inc.*	4,126	66,635
Dynavax Technologies Corp.* (a)	15,980	173,223
Dyne Therapeutics, Inc.* (a)	4,605	44,392
Eagle Pharmaceuticals, Inc.*	1,729	85,568

Editas Medicine, Inc.* (a)	10,145	192,958
Eiger BioPharmaceuticals, Inc.*	5,072	42,098
Eliem Therapeutics, Inc.*	1,019	8,549
Emergent BioSolutions, Inc.*	7,309	300,108
Enanta Pharmaceuticals, Inc.*	2,846	202,578
Entrada Therapeutics, Inc.* (a)	1,448	13,597
Epizyme, Inc.*	21,752	25,015
Erasca, Inc.* (a)	9,174	78,896
Evelo Biosciences, Inc.* (a)	4,653	15,774
Exagen, Inc.*	1,684	13,523
Fate Therapeutics, Inc.*	12,037	466,674
FibroGen, Inc.*	12,509	150,358
Finch Therapeutics Group, Inc.*	1,151	5,790
Foghorn Therapeutics, Inc.*	2,986	45,477
Forma Therapeutics Holdings, Inc.*	5,013	46,621
Forte Biosciences, Inc.*	1,729	2,524
Fortress Biotech, Inc.*	10,826	14,723
Frequency Therapeutics, Inc.*	5,090	10,791
G1 Therapeutics, Inc.* (a)	6,012	45,691
Gemini Therapeutics, Inc.*	3,333	4,633
Generation Bio Co.*	6,531	47,938
Geron Corp.* (a)	46,692	63,501
Global Blood Therapeutics, Inc.*	9,070	314,185
Gossamer Bio, Inc.*	9,395	81,549
Graphite Bio, Inc.*	4,084	20,828
Greenwich Lifesciences, Inc.*	614	12,047
Gritstone bio, Inc.*	6,179	25,457
GT Biopharma, Inc.*	2,456	7,073
Halozyme Therapeutics, Inc.*	20,607	821,807
Harpoon Therapeutics, Inc.*	2,916	14,493
Heron Therapeutics, Inc.* (a)	13,963	79,868
Homology Medicines, Inc.*	6,738	20,484
Hookipa Pharma, Inc.*	3,395	7,741
Humanigen, Inc.*	6,874	20,691
iBio, Inc.*	34,708	14,862
Icosavax, Inc.*	3,467	24,408
Ideaya Biosciences, Inc.*	5,065	56,677
IGM Biosciences, Inc.*	1,223	32,691
Imago Biosciences, Inc.*	2,910	56,076
Immuneering Corp. "A"*	2,718	17,585
Immunic, Inc.*	3,075	34,748
ImmunityBio, Inc.* (a)	10,244	57,469
ImmunoGen, Inc.*	31,426	149,588
Immunovant, Inc.*	6,133	33,793
Impel Neuropharma, Inc.* (a)	723	4,606
Infinity Pharmaceuticals, Inc.*	13,364	15,235
Inhibrx, Inc.* (a)	4,285	95,470
Inovio Pharmaceuticals, Inc.* (a)	30,042	107,851
Inozyme Pharma, Inc.*	1,975	8,078
Insmed, Inc.*	17,495	411,132
Instil Bio, Inc.* (a)	8,309	89,322
Intellia Therapeutics, Inc.*	10,368	753,443
Intercept Pharmaceuticals, Inc.* (a)	3,857	62,753
Ironwood Pharmaceuticals, Inc.*	21,833	274,659
iTeos Therapeutics, Inc.*	2,990	96,218
IVERIC bio, Inc.*	16,853	283,636
Janux Therapeutics, Inc.* (a)	2,549	36,553
Jounce Therapeutics, Inc.*	5,032	34,167

KalVista Pharmaceuticals, Inc.*	3,116	45,930
Karuna Therapeutics, Inc.*	3,302	418,661
Karyopharm Therapeutics, Inc.*	10,229	75,388
Keros Therapeutics, Inc.*	2,282	124,095
Kezar Life Sciences, Inc.*	5,428	90,213
Kiniksa Pharmaceuticals Ltd. "A"*	4,174	41,490
Kinnate Biopharma, Inc.*	3,767	42,416
Kodiak Sciences, Inc.*	4,947	38,191
Kronos Bio, Inc.*	5,952	43,033
Krystal Biotech, Inc.*	2,962	197,091
Kura Oncology, Inc.*	9,577	153,998
Kymera Therapeutics, Inc.* (a)	5,099	215,790
Lexicon Pharmaceuticals, Inc.*	10,380	21,694
Ligand Pharmaceuticals, Inc.*	2,248	252,878
Lineage Cell Therapeutics, Inc.* (a)	18,562	28,585
Lyell Immunopharma, Inc.* (a)	21,769	109,933
MacroGenics, Inc.*	8,678	76,453
Madrigal Pharmaceuticals, Inc.*	1,736	170,336
Magenta Therapeutics, Inc.*	4,575	13,268
MannKind Corp.* (a)	35,902	132,119
MEI Pharma, Inc.* (a)	21,124	12,727
MeiraGTx Holdings PLC*	4,590	63,571
Mersana Therapeutics, Inc.*	10,564	42,150
MiMedx Group, Inc.*	17,052	80,315
Mirum Pharmaceuticals, Inc.*	472	10,393
Molecular Templates, Inc.*	5,730	19,769
Monte Rosa Therapeutics, Inc.*	4,173	58,505
Morphic Holding, Inc.*	3,238	130,006
Mustang Bio, Inc.*	11,045	11,155
Myriad Genetics, Inc.*	11,739	295,823
Neoleukin Therapeutics, Inc.*	5,089	9,567
NexImmune, Inc.*	2,574	10,837
Nkarta, Inc.*	2,156	24,535
Nurix Therapeutics, Inc.* (a)	4,806	67,332
Nuvalent, Inc. "A"*	2,585	35,906
Ocugen, Inc.* (a)	28,302	93,397
Olema Pharmaceuticals, Inc.* (a)	3,732	15,898
Omega Therapeutics, Inc.*	3,031	18,913
Oncocyte Corp.*	10,247	15,268
Oncorus, Inc.*	3,123	5,559
Oncternal Therapeutics, Inc.*	6,739	9,367
OPKO Health, Inc.* (a)	59,607	205,048
Organogenesis Holdings, Inc.*	10,101	76,970
ORIC Pharmaceuticals, Inc.*	4,704	25,119
Outlook Therapeutics, Inc.*	18,986	33,795
Oyster Point Pharma, Inc.*	1,696	19,741
Passage Bio, Inc.*	5,678	17,602
PMV Pharmaceuticals, Inc.*	4,022	83,738
Portage Biotech, Inc.*	548	3,600
Poseida Therapeutics, Inc.*	4,323	19,367
Praxis Precision Medicines, Inc.* (a)	5,162	52,704
Precigen, Inc.*	14,534	30,667
Precision BioSciences, Inc.*	7,836	24,135
Prelude Therapeutics, Inc.* (a)	1,618	11,164
Prometheus Biosciences, Inc.* (a)	4,425	167,088
Protagonist Therapeutics, Inc.*	6,534	154,725
Prothena Corp. PLC*	5,269	192,687
PTC Therapeutics, Inc.*	10,366	386,755

Puma Biotechnology, Inc.*	4,810	13,853
Pyxis Oncology, Inc.*	1,727	6,977
Radius Health, Inc.*	7,334	64,759
Rallybio Corp.*	2,367	16,522
RAPT Therapeutics, Inc.*	3,292	72,391
Recursion Pharmaceuticals, Inc. "A"* (a)	16,965	121,469
REGENXBIO, Inc.*	5,800	192,502
Relay Therapeutics, Inc.* (a)	10,340	309,476
Reneo Pharmaceuticals, Inc.*	1,096	3,222
Replimune Group, Inc.*	4,242	72,029
REVOLUTION Medicines, Inc.*	8,750	223,212
Rhythm Pharmaceuticals, Inc.*	6,753	77,795
Rigel Pharmaceuticals, Inc.*	25,327	75,728
Rocket Pharmaceuticals, Inc.*	6,212	98,522
Rubius Therapeutics, Inc.*	6,913	38,091
Sana Biotechnology, Inc.* (a)	12,557	103,721
Sangamo Therapeutics, Inc.*	17,034	98,968
Scholar Rock Holding Corp.* (a)	4,350	56,071
Selecta Biosciences, Inc.*	13,726	16,883
Sensei Biotherapeutics, Inc.* (a)	3,114	7,193
Sera Prognostics, Inc. "A"*	516	1,956
Seres Therapeutics, Inc.*	10,676	76,013
Sesen Bio, Inc.*	26,218	15,802
Shattuck Labs, Inc.*	4,078	17,372
Sigilon Therapeutics, Inc.*	2,035	2,991
Silverback Therapeutics, Inc.*	3,308	11,611
Solid Biosciences, Inc.*	9,102	10,922
Sorrento Therapeutics, Inc.* (a)	43,511	101,381
Spectrum Pharmaceuticals, Inc.*	24,947	32,182
Spero Therapeutics, Inc.*	3,443	29,954
SpringWorks Therapeutics, Inc.*	4,318	243,708
Spruce Biosciences, Inc.*	1,143	2,297
SQZ Biotechnologies Co.* (a)	3,478	16,729
Stoke Therapeutics, Inc.*	2,923	61,529
Summit Therapeutics, Inc.*	3,405	8,342
Surface Oncology, Inc.*	5,050	14,847
Sutro Biopharma, Inc.*	6,637	54,556
Syndax Pharmaceuticals, Inc.*	7,516	130,628
Syros Pharmaceuticals, Inc.*	8,330	9,913
Talaris Therapeutics, Inc.*	3,330	32,767
Taysha Gene Therapies, Inc.* (a)	3,409	22,227
TCR2 Therapeutics, Inc.*	4,733	13,063
Tenaya Therapeutics, Inc.*	4,087	48,145
TG Therapeutics, Inc.*	19,219	182,773
Tonix Pharmaceuticals Holding Corp.* (a)	70,128	16,143
Travere Therapeutics, Inc.*	8,659	223,142
Trevena, Inc.*	25,031	13,765
Turning Point Therapeutics, Inc.*	6,777	181,962
Twist Bioscience Corp.*	8,117	400,817
Tyra Biosciences, Inc.*	1,915	20,491
UroGen Pharma Ltd.* (a)	3,025	26,348
Vanda Pharmaceuticals, Inc.*	8,210	92,855
Vaxart, Inc.* (a)	18,328	92,373
Vaxcyte, Inc.*	6,272	151,469
VBI Vaccines, Inc.*	28,377	47,106
Vera Therapeutics, Inc.*	1,977	46,440
Veracyte, Inc.*	10,003	275,783
Verastem, Inc.*	27,171	38,311

Vericel Corp.*	6,827	260,928
Verve Therapeutics, Inc.* (a)	5,339	121,836
Vigil Neuroscience, Inc.*	904	6,355
Viking Therapeutics, Inc.*	10,059	30,177
Vincerx Pharma, Inc.*	2,632	10,528
Vir Biotechnology, Inc.*	8,926	229,577
Viracta Therapeutics, Inc.*	5,563	26,480
VistaGen Therapeutics, Inc.* (a)	29,306	36,339
Vor BioPharma, Inc.*	2,768	16,719
Werewolf Therapeutics, Inc.*	4,104	18,058
XBiotech, Inc.	2,119	18,308
Xencor, Inc.*	8,405	224,245
Xilio Therapeutics, Inc.*	1,210	8,555
XOMA Corp.*	1,030	28,819
Y-mAbs Therapeutics, Inc.*	5,362	63,701
Zentalis Pharmaceuticals, Inc.* (a)	5,403	249,294
		28,003,654
Health Care Equipment & Supplies 3.4%
Accelerate Diagnostics, Inc.*	5,301	7,633
Accuray, Inc.*	14,218	47,062
Acutus Medical, Inc.*	2,691	3,740
Alphatec Holdings, Inc.*	10,554	121,371
AngioDynamics, Inc.*	5,391	116,122
Apyx Medical Corp.*	4,922	32,141
Artivion, Inc.*	5,766	123,277
Asensus Surgical, Inc.* (a)	35,936	22,525
Aspira Women's Health, Inc.*	11,120	11,565
AtriCure, Inc.*	6,667	437,822
Atrion Corp.	210	149,730
Avanos Medical, Inc.*	7,040	235,840
Axogen, Inc.*	5,986	47,529
Axonics, Inc.*	6,852	428,935
BioLife Solutions, Inc.*	1,594	36,232
Bioventus, Inc. "A"*	3,932	55,441
Butterfly Network, Inc.* (a)	20,176	96,038
Cardiovascular Systems, Inc.*	5,673	128,210
Cerus Corp.*	24,644	135,296
ClearPoint Neuro, Inc.*	2,881	29,991
CONMED Corp.	4,309	640,102
CryoPort, Inc.*	6,025	210,333
Cue Health, Inc.* (a)	2,323	14,983
Cutera, Inc.*	2,558	176,502
CVRx, Inc.*	1,270	7,607
CytoSorbents Corp.*	6,431	20,515
DarioHealth Corp.*	2,068	12,077
Eargo, Inc.*	4,821	25,503
Glaukos Corp.*	6,772	391,557
Haemonetics Corp.*	7,505	474,466
Heska Corp.*	1,452	200,783
Inari Medical, Inc.*	5,118	463,896
Inogen, Inc.*	2,986	96,806
Integer Holdings Corp.*	4,914	395,921
Intersect ENT, Inc.*	4,850	135,849
Invacare Corp.*	5,137	7,243
iRadimed Corp.	1,016	45,557
iRhythm Technologies, Inc.*	4,392	691,608
Lantheus Holdings, Inc.*	9,981	552,049
LeMaitre Vascular, Inc.	2,860	132,904

LivaNova PLC*	7,941	649,812
Meridian Bioscience, Inc.*	6,361	165,132
Merit Medical Systems, Inc.*	7,614	506,483
Mesa Laboratories, Inc.	739	188,356
Natus Medical, Inc.*	5,043	132,530
Neogen Corp.*	15,997	493,347
Neuronetics, Inc.*	3,831	11,608
NeuroPace, Inc.*	1,062	8,719
Nevro Corp.*	5,141	371,849
NuVasive, Inc.*	7,745	439,141
OraSure Technologies, Inc.*	10,660	72,275
Ortho Clinical Diagnostics Holdings PLC*	17,796	332,073
Orthofix Medical, Inc.*	2,868	93,784
OrthoPediatrics Corp.*	2,118	114,351
Outset Medical, Inc.*	6,862	311,535
Paragon 28, Inc.*	1,382	23,135
PAVmed, Inc.*	10,684	14,103
PROCEPT BioRobotics Corp.* (a)	1,158	40,518
Pulmonx Corp.* (a)	3,897	96,685
Pulse Biosciences, Inc.* (a)	2,153	10,464
Quotient Ltd.*	12,092	14,510
Retractable Technologies, Inc.* (a)	2,526	11,999
RxSight, Inc.*	2,488	30,801
SeaSpine Holdings Corp.*	4,869	59,207
Senseonics Holdings, Inc.* (a)	63,556	125,205
Shockwave Medical, Inc.*	5,020	1,040,947
SI-BONE, Inc.*	4,922	111,237
Sientra, Inc.*	8,318	18,466
Sight Sciences, Inc.*	3,137	36,264
Silk Road Medical, Inc.*	5,032	207,771
STAAR Surgical Co.*	7,057	563,925
Stereotaxis, Inc.*	7,906	29,489
Surmodics, Inc.*	2,093	94,876
Tactile Systems Technology, Inc.*	2,930	59,069
Talis Biomedical Corp.*	2,153	3,036
TransMedics Group, Inc.*	4,014	108,137
Treace Medical Concepts, Inc.*	4,636	87,667
Utah Medical Products, Inc.	540	48,524
Vapotherm, Inc.*	3,510	48,789
Varex Imaging Corp.*	5,614	119,522
ViewRay, Inc.*	21,404	83,904
Zynex, Inc. (a)	3,406	21,219
		13,963,225
Health Care Providers & Services 3.0%
1Life Healthcare, Inc.*	17,163	190,166
Accolade, Inc.*	7,435	130,559
AdaptHealth Corp.*	10,616	170,175
Addus HomeCare Corp.*	2,273	212,048
Agiliti, Inc.*	3,464	73,090
AirSculpt Technologies, Inc.*	1,105	15,116
Alignment Healthcare, Inc.*	12,157	136,523
AMN Healthcare Services, Inc.*	7,025	732,918
Apollo Medical Holdings, Inc.* (a)	5,610	271,917
Aveanna Healthcare Holdings, Inc.*	5,986	20,412
Biodesix, Inc.*	1,882	3,181
Brookdale Senior Living, Inc.*	27,203	191,781
Castle Biosciences, Inc.*	3,180	142,655
Community Health Systems, Inc.*	18,394	218,337

CorVel Corp.*	1,266	213,245
Covetrus, Inc.*	15,216	255,477
Cross Country Healthcare, Inc.*	5,160	111,817
Fulgent Genetics, Inc.*	3,061	191,037
Hanger, Inc.*	5,604	102,721
HealthEquity, Inc.*	12,192	822,229
InfuSystems Holdings, Inc.*	2,777	27,215
Innovage Holding Corp.* (a)	2,834	18,194
Invitae Corp.* (a)	29,566	235,641
LHC Group, Inc.*	4,519	761,903
LifeStance Health Group, Inc.* (a)	10,474	105,892
MEDNAX, Inc.*	11,421	268,165
ModivCare, Inc.*	1,849	213,356
National HealthCare Corp.	1,872	131,471
National Research Corp.	2,056	81,520
Ontrack, Inc.*	1,246	2,822
Option Care Health, Inc.*	23,633	674,959
Owens & Minor, Inc.	10,808	475,768
Patterson Companies, Inc.	12,777	413,592
PetIQ, Inc.* (a)	4,056	98,966
Privia Health Group, Inc.*	6,134	163,962
Progyny, Inc.*	9,541	490,407
R1 RCM, Inc.*	17,643	472,127
RadNet, Inc.*	6,608	147,821
Select Medical Holdings Corp.	16,361	392,500
Sharps Compliance Corp.*	2,351	13,871
SOC Telemed, Inc.*	8,632	25,810
Surgery Partners, Inc.*	4,975	273,874
Tenet Healthcare Corp.*	15,798	1,357,996
The Ensign Group, Inc.	7,814	703,338
The Joint Corp.*	2,095	74,142
The Pennant Group, Inc.*	3,857	71,856
Tivity Health, Inc.*	6,608	212,579
U.S. Physical Therapy, Inc.	1,856	184,579
Viemed Healthcare, Inc.*	5,371	26,748
		12,326,478
Health Care Technology 1.0%
Allscripts Healthcare Solutions, Inc.*	17,911	403,356
American Well Corp. "A"*	26,397	111,131
Computer Programs & Systems, Inc.*	2,115	72,862
Convey Health Solutions Holdings, Inc.*	2,195	14,355
Evolent Health, Inc. "A"*	11,810	381,463
Forian, Inc.*	2,788	19,404
Health Catalyst, Inc.*	7,736	202,142
HealthStream, Inc.*	3,730	74,302
iCAD, Inc.*	3,128	13,951
Inspire Medical Systems, Inc.*	3,999	1,026,503
Multiplan Corp.* (a)	48,215	225,646
NantHealth, Inc.*	5,014	3,779
NextGen Healthcare, Inc.*	8,302	173,595
Omnicell, Inc.*	6,504	842,203
OptimizeRx Corp.*	2,475	93,332
Phreesia, Inc.*	7,300	192,428
Schrodinger, Inc.* (a)	6,728	229,559
Simulations Plus, Inc. (a)	2,185	111,391
Tabula Rasa HealthCare, Inc.*	3,409	19,636
		4,211,038

Life Sciences Tools & Services 0.6%
Absci Corp.* (a)	8,080	68,114
Akoya Biosciences, Inc.*	2,127	23,376
Alpha Teknova, Inc.*	1,002	13,838
Berkeley Lights, Inc.*	7,366	52,372
Bionano Genomics, Inc.* (a)	43,832	113,086
ChromaDex Corp.*	7,696	18,932
Codex DNA, Inc.* (a)	1,043	5,601
Codexis, Inc.*	8,805	181,559
Cytek Biosciences, Inc.* (a)	14,291	154,057
Fluidigm Corp.*	11,244	40,366
Harvard Bioscience, Inc.*	6,434	39,955
Inotiv, Inc.*	2,759	72,231
IsoPlexis Corp.*	1,320	4,528
MaxCyte, Inc.*	13,738	96,029
Medpace Holdings, Inc.* (a)	4,312	705,400
NanoString Technologies, Inc.*	6,752	234,632
NeoGenomics, Inc.*	16,701	202,917
Pacific Biosciences of California, Inc.* (a)	28,821	262,271
Personalis, Inc.*	5,460	44,717
Quanterix Corp.*	4,514	131,764
Rapid Micro Biosystems, Inc. "A"*	2,437	16,547
Seer, Inc.*	6,224	94,854
Singular Genomics Systems Inc.*	6,623	41,791
		2,618,937
Pharmaceuticals 1.5%
9 Meters Biopharma, Inc.*	32,519	19,489
Aclaris Therapeutics, Inc.* (a)	7,772	133,989
Aduro Biotech Holding Europe BV	2,328	0
Aerie Pharmaceuticals, Inc.*	6,490	59,059
Amneal Pharmaceuticals, Inc.*	15,449	64,422
Amphastar Pharmaceuticals, Inc.*	5,469	196,337
Ampio Pharmaceuticals, Inc.*	28,996	13,628
Amylyx Pharmaceuticals, Inc.*	1,383	17,772
Angion Biomedica Corp.*	3,126	6,627
ANI Pharmaceuticals, Inc.*	1,679	47,197
Antares Pharma, Inc.*	23,788	97,531
Arvinas, Inc.*	7,002	471,235
Atea Pharmaceuticals, Inc.*	9,649	69,666
Athira Pharma, Inc.* (a)	4,925	66,488
Axsome Therapeutics, Inc.* (a)	4,040	167,216
Cara Therapeutics, Inc.*	6,518	79,194
Cassava Sciences, Inc.* (a)	5,719	212,404
Cincor Pharma, Inc.*	1,657	29,064
Citius Pharmaceuticals, Inc.* (a)	17,411	31,166
Collegium Pharmaceutical, Inc.*	4,902	99,805
Corcept Therapeutics, Inc.* (a)	12,937	291,341
CorMedix, Inc.*	5,142	28,178
Cymabay Therapeutics, Inc.*	10,657	33,143
DICE Therapeutics, Inc.*	2,170	41,512
Durect Corp.*	36,276	24,301
Edgewise Therapeutics, Inc.*	5,966	57,870
Endo International PLC*	32,831	75,840
Esperion Therapeutics, Inc.*	8,224	38,159
Evolus, Inc.*	4,943	55,460
EyePoint Pharmaceuticals, Inc.*	3,598	43,716
Fulcrum Therapeutics, Inc.*	3,956	93,559
Harmony Biosciences Holdings, Inc.*	3,434	167,064

Ikena Oncology, Inc.*	4,321	26,358
Innoviva, Inc.*	6,287	121,653
Intra-Cellular Therapies, Inc.*	11,916	729,140
Kala Pharmaceuticals, Inc.*	7,896	10,896
Kaleido Biosciences, Inc.*	2,389	3,942
KemPharm, Inc.*	4,383	22,046
Landos Biopharma, Inc.*	617	910
Marinus Pharmaceuticals, Inc.*	5,675	53,061
Mind Medicine MindMed, Inc.* (a)	51,517	57,184
NGM Biopharmaceuticals, Inc.*	4,818	73,475
Nuvation Bio, Inc.* (a)	22,941	120,670
Ocular Therapeutix, Inc.*	11,617	57,504
Omeros Corp.* (a)	8,907	53,531
Oramed Pharmaceuticals, Inc.*	5,624	48,648
Pacira BioSciences, Inc.*	6,498	495,927
Paratek Pharmaceuticals, Inc.*	6,988	20,754
Phathom Pharmaceuticals, Inc.*	3,105	42,259
Phibro Animal Health Corp. "A"	3,142	62,683
Pliant Therapeutics, Inc.*	3,531	24,752
Prestige Consumer Healthcare, Inc.*	7,421	392,868
Provention Bio, Inc.* (a)	8,664	63,420
Rain Therapeutics, Inc.*	2,513	12,741
Reata Pharmaceuticals, Inc. "A"*	3,934	128,878
Relmada Therapeutics, Inc.*	3,594	97,002
Revance Therapeutics, Inc.*	10,345	201,727
Seelos Therapeutics, Inc.*	13,947	11,685
SIGA Technologies, Inc.*	7,275	51,580
Supernus Pharmaceuticals, Inc.*	7,171	231,767
Tarsus Pharmaceuticals, Inc.*	1,379	23,195
Terns Pharmaceuticals, Inc.*	1,924	5,714
TherapeuticsMD, Inc.* (a)	54,921	20,870
Theravance Biopharma, Inc.*	9,299	88,898
Theseus Pharmaceuticals, Inc.* (a)	1,848	21,307
Ventyx Biosciences, Inc.* (a)	1,638	22,228
Verrica Pharmaceuticals, Inc.*	2,141	17,364
WaVe Life Sciences Ltd.*	5,506	11,012
		6,260,081
Industrials 15.2%
Aerospace & Defense 0.7%
AAR Corp.*	5,015	242,877
Aerojet Rocketdyne Holdings, Inc.*	11,159	439,107
AeroVironment, Inc.*	3,323	312,827
AerSale Corp.*	2,400	37,728
Astronics Corp.*	3,430	44,350
Byrna Technologies, Inc.*	2,742	22,402
Cadre Holdings, Inc.	947	23,258
Ducommun, Inc.*	1,627	85,239
Kaman Corp.	4,015	174,572
Kratos Defense & Security Solutions, Inc.*	18,177	372,265
Maxar Technologies, Inc. (a)	10,729	423,366
Moog, Inc. "A"	4,254	373,501
National Presto Industries, Inc.	791	60,867
Park Aerospace Corp.	2,688	35,078
Parsons Corp.*	3,884	150,311

Triumph Group, Inc.*	9,454	238,997
Vectrus, Inc.*	1,625	58,273
		3,095,018
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	8,646	289,209
Atlas Air Worldwide Holdings, Inc.*	4,313	372,514
Forward Air Corp.	3,993	390,435
Hub Group, Inc. "A"*	4,895	377,943
Radiant Logistics, Inc.*	5,654	36,016
		1,466,117
Airlines 0.3%
Allegiant Travel Co.*	2,278	369,925
Frontier Group Holdings, Inc.*	5,328	60,366
Hawaiian Holdings, Inc.*	7,333	144,460
Mesa Air Group, Inc.*	5,331	23,456
SkyWest, Inc.*	7,449	214,904
Spirit Airlines, Inc.* (a)	14,667	320,767
Sun Country Airlines Holdings, Inc.*	4,752	124,407
		1,258,285
Building Products 1.2%
AAON, Inc.	6,247	348,145
American Woodmark Corp.*	2,409	117,921
Apogee Enterprises, Inc.	3,638	172,660
Caesarstone Ltd.	3,272	34,421
Cornerstone Building Brands, Inc.*	8,133	197,795
CSW Industrials, Inc.	2,223	261,403
Gibraltar Industries, Inc.*	4,916	211,142
Griffon Corp.	7,672	153,670
Insteel Industries, Inc.	2,671	98,800
JELD-WEN Holding, Inc.*	13,455	272,867
Masonite International Corp.*	3,517	312,802
PGT Innovations, Inc.*	8,384	150,744
Quanex Building Products Corp.	4,928	103,439
Resideo Technologies, Inc.*	21,509	512,560
Simpson Manufacturing Co., Inc.	6,471	705,598
UFP Industries, Inc.	8,890	685,952
View, Inc.*	12,761	23,480
Zurn Water Solutions Corp.	18,042	638,687
		5,002,086
Commercial Services & Supplies 1.7%
ABM Industries, Inc.	10,027	461,643
ACCO Brands Corp.	13,478	107,824
Aris Water Solution, Inc. "A"	3,035	55,237
Brady Corp. "A"	7,064	326,851
BrightView Holdings, Inc.*	6,878	93,610
Casella Waste Systems, Inc. "A"*	7,262	636,514
CECO Environmental Corp.*	4,425	24,293
Cimpress PLC*	2,616	166,351
CompX International, Inc.	256	6,021
CoreCivic, Inc.*	17,474	195,185
Deluxe Corp.	6,217	188,002
Ennis, Inc.	4,003	73,935
Harsco Corp.*	11,661	142,731
Healthcare Services Group, Inc.	11,043	205,068
Heritage-Crystal Clean, Inc.*	2,190	64,846
HNI Corp.	6,474	239,862
Interface, Inc.	8,677	117,747

KAR Auction Services, Inc.*	17,740	320,207
Kimball International, Inc. "B"	5,579	47,143
Matthews International Corp. "A"	4,690	151,768
MillerKnoll, Inc.	11,119	384,273
Montrose Environmental Group, Inc.*	3,825	202,457
NL Industries, Inc.	1,487	10,692
Pitney Bowes, Inc.	26,549	138,055
SP Plus Corp.*	3,324	104,241
Steelcase, Inc. "A"	12,921	154,406
Team, Inc.*	3,398	7,510
Tetra Tech, Inc.	8,000	1,319,520
The Brink's Co.	7,166	487,288
U.S. Ecology, Inc.*	4,685	224,318
UniFirst Corp.	2,250	414,630
Viad Corp.*	3,035	108,167
VSE Corp.	1,559	71,854
		7,252,249
Construction & Engineering 1.6%
Ameresco, Inc. "A"*	4,593	365,143
API Group Corp. 144A*	29,791	626,505
Arcosa, Inc.	7,140	408,765
Argan, Inc.	2,205	89,501
Comfort Systems U.S.A., Inc.	5,287	470,596
Concrete Pumping Holdings, Inc.*	3,639	24,381
Construction Partners, Inc. "A"*	5,898	154,410
Dycom Industries, Inc.*	4,387	417,906
EMCOR Group, Inc.	7,900	889,777
Fluor Corp.*	21,146	606,679
Granite Construction, Inc.	6,838	224,286
Great Lakes Dredge & Dock Corp.*	9,481	133,018
IES Holdings, Inc.*	1,268	50,974
Infrastructure and Energy Alternatives, Inc.*	4,068	48,206
INNOVATE Corp.*	6,830	25,203
Matrix Service Co.*	4,083	33,562
MYR Group, Inc.*	2,452	230,586
Northwest Pipe Co.*	1,413	35,961
NV5 Global, Inc.*	1,928	257,002
Primoris Services Corp.	7,963	189,679
Sterling Construction Co., Inc.*	4,131	110,711
Tutor Perini Corp.*	5,795	62,586
WillScot Mobile Mini Holdings Corp*	30,835	1,206,573
		6,662,010
Electrical Equipment 1.0%
Advent Technologies Holdings, Inc.*	3,912	9,076
Allied Motion Technologies, Inc.	1,630	48,639
American Superconductor Corp.*	4,125	31,391
Array Technologies, Inc.*	18,960	213,679
Atkore, Inc.*	6,626	652,263
AZZ, Inc.	3,645	175,835
Babcock & Wilcox Enterprises, Inc.*	8,521	69,531
Beam Global* (a)	1,351	27,628
Blink Charging Co.* (a)	5,392	142,672
Bloom Energy Corp. "A"*	21,102	509,613
Encore Wire Corp.	2,929	334,111
EnerSys	6,096	454,579
Eos Energy Enterprises, Inc.*	6,349	26,539
FTC Solar, Inc.*	6,032	29,738
FuelCell Energy, Inc.* (a)	54,610	314,554

GrafTech International, Ltd.	29,666	285,387
Powell Industries, Inc.	1,308	25,401
Preformed Line Products Co.	404	25,622
Romeo Power, Inc.* (a)	12,716	18,947
Stem, Inc.* (a)	16,821	185,199
Thermon Group Holdings, Inc.*	4,918	79,672
TPI Composites, Inc.*	5,491	77,204
Vicor Corp.*	3,140	221,527
		3,958,807
Machinery 3.6%
AgEagle Aerial Systems, Inc.* (a)	10,273	12,225
Alamo Group, Inc.	1,491	214,391
Albany International Corp. "A"	4,544	383,150
Altra Industrial Motion Corp.	9,640	375,285
Astec Industries, Inc.	3,316	142,588
Barnes Group, Inc.	6,957	279,602
Blue Bird Corp.*	2,583	48,612
Chart Industries, Inc.*	5,419	930,822
CIRCOR International, Inc.*	2,832	75,388
Columbus McKinnon Corp.	4,069	172,526
Commercial Vehicle Group, Inc.*	4,934	41,692
Desktop Metal, Inc. "A"* (a)	26,890	127,459
Douglas Dynamics, Inc.	3,379	116,880
Energy Recovery, Inc.*	6,004	120,920
Enerpac Tool Group Corp.	8,782	192,238
EnPro Industries, Inc.	3,101	303,061
ESCO Technologies, Inc.	3,782	264,437
Evoqua Water Technologies Corp.*	17,204	808,244
Federal Signal Corp.	9,025	304,594
Franklin Electric Co., Inc.	6,847	568,575
Gorman-Rupp Co.	3,377	121,167
Greenbrier Companies, Inc.	4,721	243,179
Helios Technologies, Inc.	4,785	383,996
Hillenbrand, Inc.	10,912	481,983
Hydrofarm Holdings Group, Inc.*	5,610	84,991
Hyliion Holdings Corp.*	18,034	79,891
Hyster-Yale Materials Handling, Inc.	1,567	52,040
Ideanomics, Inc.* (a)	67,752	75,882
John Bean Technologies Corp.	4,671	553,373
Kadant, Inc.	1,700	330,123
Kennametal, Inc.	12,524	358,312
Lindsay Corp.	1,625	255,141
Luxfer Holdings PLC	3,896	65,453
Mayville Engineering Co., Inc.*	1,165	10,916
Meritor, Inc.*	10,149	361,000
Miller Industries, Inc.	1,713	48,238
Mueller Industries, Inc.	8,337	451,615
Mueller Water Products, Inc. "A"	23,127	298,801
Nikola Corp.* (a)	33,831	362,330
NN, Inc.*	7,174	20,661
Omega Flex, Inc.	450	58,441
Park-Ohio Holdings Corp.	1,208	16,997
Proto Labs, Inc.*	4,111	217,472
RBC Bearings, Inc.*	4,163	807,122
REV Group, Inc.	5,179	69,399
Shyft Group, Inc.	5,061	182,753
SPX Corp.*	6,584	325,315
SPX FLOW, Inc.	6,199	534,478

Standex International Corp.	1,768	176,658
Tennant Co.	2,695	212,366
Terex Corp.	10,064	358,882
The Manitowoc Co., Inc.*	5,321	80,241
Titan International, Inc.*	7,771	114,467
TriMas Corp.	6,345	203,611
Trinity Industries, Inc.	11,360	390,330
Wabash National Corp.	7,166	106,343
Watts Water Technologies, Inc. "A"	4,070	568,131
Welbilt, Inc.*	19,483	462,721
		15,007,508
Marine 0.3%
Costamare, Inc.	7,787	132,769
Eagle Bulk Shipping, Inc.	1,283	87,385
Genco Shipping & Trading Ltd.	4,947	116,848
Matson, Inc.	6,197	747,482
Safe Bulkers, Inc.	9,520	45,315
		1,129,799
Professional Services 1.8%
Acacia Research Corp.*	7,472	33,699
ASGN, Inc.*	7,579	884,545
Atlas Technical Consultants, Inc.*	2,067	24,887
Barrett Business Services, Inc.	1,125	87,154
CBIZ, Inc.*	7,384	309,906
CRA International, Inc.	1,072	90,327
Exponent, Inc.	7,736	835,875
First Advantage Corp.*	8,373	169,051
Forrester Research, Inc.*	1,718	96,930
Franklin Covey Co.*	1,926	87,094
Heidrick & Struggles International, Inc.	2,811	111,259
HireQuest, Inc.	779	14,894
HireRight Holdings Corp.*	3,335	57,028
Huron Consulting Group, Inc.*	3,241	148,470
ICF International, Inc.	2,774	261,144
Insperity, Inc.	5,425	544,778
KBR, Inc.	20,972	1,147,798
Kelly Services, Inc. "A"	5,377	116,627
Kforce, Inc.	2,958	218,803
Korn Ferry	8,050	522,767
ManTech International Corp. "A"	4,077	351,397
Mistras Group, Inc.*	2,950	19,499
Resources Connection, Inc.	4,683	80,267
Sterling Check Corp.*	2,432	64,278
TriNet Group, Inc.*	6,034	593,504
TrueBlue, Inc.*	5,200	150,228
Upwork, Inc.*	17,536	407,537
Willdan Group, Inc.*	1,623	49,810
		7,479,556
Road & Rail 0.9%
ArcBest Corp.	3,777	304,049
Avis Budget Group, Inc.*	6,145	1,617,978
Covenant Logistics Group, Inc.	1,733	37,311
Daseke, Inc.*	5,765	58,054
Heartland Express, Inc.	7,189	101,149
HyreCar, Inc.*	2,692	6,407
Marten Transport Ltd.	8,921	158,437
P.A.M. Transportation Services, Inc.*	1,054	36,627

Saia, Inc.*	3,942	961,138
U.S. Xpress Enterprises, Inc. "A"*	4,479	17,379
Universal Logistics Holdings, Inc.	1,169	23,555
Werner Enterprises, Inc.	8,979	368,139
Yellow Corp.*	7,738	54,243
		3,744,466
Trading Companies & Distributors 1.7%
Alta Equipment Group, Inc.*	2,939	36,326
Applied Industrial Technologies, Inc.	5,720	587,215
Beacon Roofing Supply, Inc.*	8,324	493,447
BlueLinx Holdings, Inc.*	1,378	99,051
Boise Cascade Co.	5,815	403,968
Custom Truck One Source, Inc.*	8,615	72,280
DXP Enterprises, Inc.*	2,623	71,057
EVI Industries, Inc.*	839	15,597
GATX Corp.	5,260	648,716
Global Industrial Co.	1,782	57,434
GMS, Inc.*	6,313	314,198
H&E Equipment Services, Inc.	4,702	204,631
Herc Holdings, Inc. (a)	3,712	620,238
Karat Packaging, Inc.*	711	14,113
Lawson Products, Inc.*	770	29,676
McGrath RentCorp.	3,552	301,849
MRC Global, Inc.*	11,933	142,122
NOW, Inc.*	16,588	182,965
Rush Enterprises, Inc. "A"	6,244	317,882
Rush Enterprises, Inc. "B"	956	46,222
Textainer Group Holdings Ltd.	6,926	263,673
Titan Machinery, Inc.*	2,927	82,717
Transcat, Inc.*	1,066	86,495
Triton International Ltd.	9,876	693,098
Veritiv Corp.*	2,130	284,547
WESCO International, Inc.*	6,577	855,931
Willis Lease Finance Corp.*	491	15,805
		6,941,253
Information Technology 13.4%
Communications Equipment 0.7%
ADTRAN, Inc.	7,203	132,895
Aviat Networks, Inc.*	1,649	50,740
CalAmp Corp.*	5,260	38,451
Calix, Inc.*	8,216	352,548
Cambium Networks Corp.*	1,570	37,115
Casa Systems, Inc.*	4,292	19,400
Clearfield, Inc.*	1,641	107,026
Comtech Telecommunications Corp.	3,836	60,187
Digi International, Inc.*	5,032	108,289
DZS, Inc.*	2,494	34,592
EMCORE Corp.*	5,639	20,864
Extreme Networks, Inc.*	18,603	227,143
Harmonic, Inc.*	13,845	128,620
Infinera Corp.* (a)	27,048	234,506
Inseego Corp.*	12,848	52,034
KVH Industries, Inc.*	2,389	21,740
NETGEAR, Inc.*	4,241	104,668
NetScout Systems, Inc.*	10,493	336,615
Plantronics, Inc.*	6,216	244,910

Ribbon Communications, Inc.*	10,566	32,649
Viavi Solutions, Inc.*	33,879	544,774
		2,889,766
Electronic Equipment, Instruments & Components 2.3%
908 Devices, Inc.*	2,913	55,376
Advanced Energy Industries, Inc.	5,634	484,975
Aeva Technologies, Inc.* (a)	16,288	70,527
Akoustis Technologies, Inc.* (a)	6,877	44,701
Arlo Technologies, Inc.*	12,589	111,539
Badger Meter, Inc.	4,337	432,442
Belden, Inc.	6,496	359,878
Benchmark Electronics, Inc.	5,131	128,480
CTS Corp.	4,830	170,692
Daktronics, Inc.*	4,972	19,093
ePlus, Inc.*	3,876	217,289
Fabrinet*	5,520	580,318
FARO Technologies, Inc.*	2,639	137,017
Identiv, Inc.*	3,177	51,372
II-VI, Inc.* (a)	15,770	1,143,167
Insight Enterprises, Inc.*	5,137	551,303
Iteris, Inc.*	6,737	20,076
Itron, Inc.*	6,731	354,589
Kimball Electronics, Inc.*	3,594	71,844
Knowles Corp.*	13,099	282,021
Luna Innovations, Inc.*	4,492	34,633
Methode Electronics, Inc.	5,454	235,886
MicroVision, Inc.* (a)	23,360	109,091
Napco Security Technologies, Inc.*	4,316	88,564
nLight, Inc.*	6,535	113,317
Novanta, Inc.*	5,255	747,734
OSI Systems, Inc.*	2,440	207,693
Ouster, Inc.* (a)	18,022	81,099
PAR Technology Corp.* (a)	3,813	153,816
PC Connection, Inc.	1,727	90,478
Plexus Corp.*	4,104	335,748
Rogers Corp.*	2,786	756,956
Sanmina Corp.*	9,356	378,170
ScanSource, Inc.*	3,666	127,540
TTM Technologies, Inc.*	15,648	231,903
Velodyne Lidar, Inc.*	10,869	27,825
Vishay Intertechnology, Inc.	19,893	389,903
Vishay Precision Group, Inc.*	1,914	61,535
		9,458,590
IT Services 1.5%
BigCommerce Holdings, Inc.*	7,162	156,919
Brightcove, Inc.*	6,293	49,085
Cantaloupe, Inc.*	8,950	60,591
Cass Information Systems, Inc.	2,092	77,216
Conduent, Inc.*	24,202	124,882
CSG Systems International, Inc.	4,843	307,870
DigitalOcean Holdings, Inc.*	7,554	436,999
EVERTEC, Inc.	9,003	368,493
Evo Payments, Inc. "A"*	6,913	159,621
ExlService Holdings, Inc.*	4,844	694,000
Flywire Corp.* (a)	8,230	251,673
GreenBox POS* (a)	2,667	11,255
Grid Dynamics Holdings, Inc.*	6,641	93,505
I3 Verticals, Inc. "A"*	3,295	91,799

IBEX Holdings Ltd.*	973	15,510
International Money Express, Inc.*	4,656	95,960
Limelight Networks, Inc.*	18,485	96,492
LiveRamp Holdings, Inc.*	9,820	367,170
Maximus, Inc.	9,100	682,045
MoneyGram International, Inc.*	13,368	141,166
Paya Holdings, Inc.*	12,650	74,129
Perficient, Inc.*	4,842	533,056
Priority Technology Holdings, Inc.*	1,214	6,980
Rackspace Technology, Inc.* (a)	8,261	92,193
Remitly Global, Inc.*	1,909	18,842
Repay Holdings Corp.*	12,725	187,948
StarTek, Inc.*	2,999	13,286
The Hackett Group, Inc.	3,809	87,836
TTEC Holdings, Inc.	2,706	223,299
Tucows, Inc. "A"* (a)	1,493	101,972
Unisys Corp.*	9,733	210,330
Verra Mobility Corp.*	22,401	364,688
		6,196,810
Semiconductors & Semiconductor Equipment 3.3%
Alpha & Omega Semiconductor Ltd.*	3,165	172,967
Ambarella, Inc.*	5,250	550,830
Amkor Technology, Inc.	15,188	329,883
Atomera, Inc.* (a)	2,972	38,814
Axcelis Technologies, Inc.*	4,829	364,734
AXT, Inc.*	6,078	42,668
CEVA, Inc.*	3,280	133,332
CMC Materials, Inc.	4,230	784,242
Cohu, Inc.*	7,154	211,758
Credo Technology Group Holding Ltd.*	3,151	47,990
Diodes, Inc.*	6,471	562,912
FormFactor, Inc.*	11,601	487,590
Ichor Holdings Ltd.*	4,094	145,828
Impinj, Inc.*	2,771	176,069
Kopin Corp.* (a)	11,919	30,155
Kulicke & Soffa Industries, Inc. (a)	9,124	511,127
Lattice Semiconductor Corp.*	20,175	1,229,666
MACOM Technology Solutions Holdings, Inc.*	7,392	442,559
MaxLinear, Inc.*	10,543	615,184
Meta Materials, Inc.* (a)	31,319	52,303
NeoPhotonics Corp.*	7,624	115,961
NVE Corp.	734	39,981
Onto Innovation, Inc.*	7,273	631,951
PDF Solutions, Inc.*	4,558	127,032
Photronics, Inc.*	8,661	146,977
Power Integrations, Inc.	8,697	806,038
Rambus, Inc.*	16,071	512,504
Semtech Corp.*	9,591	665,040
Silicon Laboratories, Inc.*	5,597	840,670
SiTime Corp.*	2,386	591,299
SkyWater Technology, Inc.*	1,213	13,137
SMART Global Holdings, Inc.*	7,195	185,847
SunPower Corp.* (a)	11,821	253,915
Synaptics, Inc.*	5,892	1,175,454
Ultra Clean Holdings, Inc.*	6,659	282,275
Veeco Instruments, Inc.*	7,500	203,925
		13,522,617

Software 5.4%
8x8, Inc.*	16,628	209,347
A10 Networks, Inc.	8,646	120,612
ACI Worldwide, Inc.*	17,577	553,500
Agilysys, Inc.*	3,061	122,073
Alarm.com Holdings, Inc.*	6,963	462,761
Alkami Technology, Inc.*	4,412	63,136
Altair Engineering, Inc. "A"*	6,861	441,848
American Software, Inc. "A"	4,694	97,823
Appfolio, Inc. "A"*	2,819	319,139
Appian Corp.*	5,831	354,641
Arteris, Inc.*	800	10,400
Asana, Inc. "A"*	10,901	435,713
Avaya Holdings Corp.*	12,302	155,866
AvidXchange Holdings, Inc.*	3,914	31,508
Benefitfocus, Inc.*	3,761	47,464
Blackbaud, Inc.*	7,156	428,430
Blackline, Inc.*	8,068	590,739
Bottomline Technologies DE, Inc.*	6,495	368,137
Box, Inc. "A"*	20,229	587,855
BTRS Holdings, Inc. "1"*	13,667	102,229
Cerence, Inc.*	5,770	208,297
ChannelAdvisor Corp.*	4,451	73,753
Cleanspark, Inc.* (a)	6,063	74,999
CommVault Systems, Inc.*	6,582	436,716
Consensus Cloud Solutions, Inc.*	2,452	147,439
CoreCard Corp.* (a)	1,035	28,359
Couchbase, Inc.*	3,382	58,914
CS Disco, Inc.*	2,283	77,553
Digimarc Corp.* (a)	1,872	49,365
Digital Turbine, Inc.*	13,529	592,705
Domo, Inc. "B"*	4,174	211,079
E2open Parent Holdings, Inc.*	29,281	257,966
Ebix, Inc.	4,039	133,893
eGain Corp.*	2,965	34,335
Enfusion, Inc. "A"*	3,338	42,459
EngageSmart, Inc.*	2,464	52,508
Envestnet, Inc.*	8,058	599,837
EverCommerce, Inc.*	4,370	57,684
GTY Technology Holdings, Inc.*	4,948	15,982
Instructure Holdings, Inc.*	1,756	35,225
Intapp, Inc.*	2,038	48,932
InterDigital, Inc.	4,574	291,821
JFrog Ltd.*	7,840	211,288
Kaltura, Inc.*	8,161	14,608
LivePerson, Inc.*	9,748	238,046
Marathon Digital Holdings, Inc.* (a)	14,182	396,387
MeridianLink, Inc.*	3,229	58,445
MicroStrategy, Inc. "A"* (a)	1,393	677,444
Mimecast Ltd.*	9,203	732,191
Mitek Systems, Inc.*	6,455	94,695
Model N, Inc.*	5,273	141,844
Momentive Global, Inc.*	19,346	314,566
ON24, Inc.*	4,000	52,600
OneSpan, Inc.*	5,357	77,355
PagerDuty, Inc.*	12,216	417,665
Ping Identity Holding Corp.*	8,834	242,317
Progress Software Corp.	6,572	309,475

PROS Holdings, Inc.*	5,881	195,896
Q2 Holdings, Inc.*	8,121	500,660
Qualys, Inc.*	5,052	719,455
Rapid7, Inc.*	8,374	931,524
Rekor Systems, Inc.*	4,802	21,897
Rimini Street, Inc.*	6,723	38,993
Riot Blockchain, Inc.* (a)	15,824	334,994
Sailpoint Technologies Holdings, Inc.*	13,637	697,942
Sapiens International Corp. NV	4,470	113,493
SecureWorks Corp. "A"*	1,587	21,028
ShotSpotter, Inc.*	1,228	34,040
Smith Micro Software, Inc.*	7,445	28,068
Sprout Social, Inc. "A"*	6,718	538,246
SPS Commerce, Inc.*	5,380	705,856
Stronghold Digital Mining, Inc. "A"* (a)	1,158	6,774
Sumo Logic, Inc.*	12,684	148,022
Telos Corp.*	5,981	59,631
Tenable Holdings, Inc.*	13,768	795,653
Upland Software, Inc.*	4,242	74,702
UserTesting, Inc.* (a)	1,284	13,726
Varonis Systems, Inc.*	15,889	755,363
Verint Systems, Inc.*	9,504	491,357
Veritone, Inc.* (a)	4,312	78,823
Viant Technology, Inc. "A"*	1,751	11,469
VirnetX Holding Corp.*	9,845	16,047
Vonage Holdings Corp.*	37,501	760,895
Weave Communications, Inc.*	767	4,571
Workiva, Inc.*	6,384	753,312
Xperi Holding Corp.	15,699	271,907
Yext, Inc.*	16,369	112,782
Zuora, Inc. "A"*	16,464	246,631
		22,495,725
Technology Hardware, Storage & Peripherals 0.2%
3D Systems Corp.*	18,478	308,213
Avid Technology, Inc.*	5,245	182,893
Corsair Gaming, Inc.* (a)	4,136	87,518
Diebold Nixdorf, Inc.* (a)	10,572	71,150
Eastman Kodak Co.*	6,917	45,306
Quantum Corp.*	8,574	19,463
Super Micro Computer, Inc.*	6,692	254,764
Turtle Beach Corp.*	2,183	46,476
		1,015,783
Materials 3.9%
Chemicals 2.0%
AdvanSix, Inc.	4,114	210,184
American Vanguard Corp.	4,486	91,156
Amyris, Inc.* (a)	27,143	118,343
Aspen Aerogels, Inc.*	3,177	109,543
Avient Corp.	13,509	648,432
Balchem Corp.	4,801	656,297
Cabot Corp.	8,279	566,366
Chase Corp.	1,076	93,515
Danimer Scientific, Inc.* (a)	13,879	81,331
Ecovyst, Inc.	8,827	102,040
Ferro Corp.*	12,047	261,902
FutureFuel Corp.	3,994	38,862

GCP Applied Technologies, Inc.*	9,943	312,409
H.B. Fuller Co.	7,899	521,887
Hawkins, Inc.	2,832	129,989
Ingevity Corp.*	5,883	376,924
Innospec, Inc.	3,607	333,828
Intrepid Potash, Inc.*	1,531	125,756
Koppers Holdings, Inc.	2,955	81,322
Kronos Worldwide, Inc.	3,404	52,830
Livent Corp.*	24,079	627,740
Marrone Bio Innovations, Inc.*	16,520	17,842
Minerals Technologies, Inc.	4,880	322,812
Orion Engineered Carbons SA	8,752	139,769
PureCycle Technologies, Inc.* (a)	8,218	65,744
Quaker Chemical Corp.	1,996	344,929
Rayonier Advanced Materials, Inc.*	9,680	63,598
Sensient Technologies Corp.	6,282	527,374
Stepan Co.	3,226	318,761
Tredegar Corp.	4,170	49,998
Trinseo PLC	5,833	279,517
Tronox Holdings PLC "A"	17,099	338,389
Valhi, Inc.	416	12,193
Zymergen, Inc.*	12,370	35,749
		8,057,331
Construction Materials 0.1%
Summit Materials, Inc. "A"*	17,497	543,457
United States Lime & Minerals, Inc.	300	34,812
		578,269
Containers & Packaging 0.2%
Greif, Inc. "A"	3,787	246,382
Greif, Inc. "B"	852	54,323
Myers Industries, Inc.	5,301	114,502
O-I Glass, Inc*	22,844	301,084
Pactiv Evergreen, Inc.	6,064	61,004
Ranpak Holdings Corp.*	5,507	112,508
UFP Technologies, Inc.*	1,043	69,015
		958,818
Metals & Mining 1.5%
Allegheny Technologies, Inc.*	18,989	509,665
Arconic Corp.*	15,896	407,255
Carpenter Technology Corp.	6,993	293,566
Century Aluminum Co.*	7,661	201,561
Coeur Mining, Inc.*	37,815	168,277
Commercial Metals Co.	17,740	738,339
Compass Minerals International, Inc.	5,095	319,915
Constellium SE*	18,438	331,884
Ferroglobe Representation & Warranty Insurance Trust*	12,466	0
Gatos Silver, Inc.*	6,925	29,916
Haynes International, Inc.	1,818	77,447
Hecla Mining Co.	79,094	519,648
Kaiser Aluminum Corp.	2,352	221,464
Materion Corp.	3,029	259,706
MP Materials Corp.* (a)	11,294	647,598
Novagold Resources, Inc.*	35,284	272,745
Olympic Steel, Inc.	1,438	55,305
Perpetua Resources Corp.*	4,104	16,826
PolyMet Mining Corp.*	4,457	18,675
Ryerson Holding Corp.	2,428	85,029

Schnitzer Steel Industries, Inc. "A"	3,942	204,747
SunCoke Energy, Inc.	12,238	109,041
TimkenSteel Corp.*	6,836	149,572
Warrior Met Coal, Inc.	7,593	281,776
Worthington Industries, Inc.	4,887	251,241
		6,171,198
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,553	71,561
Glatfelter Corp.	6,283	77,783
Neenah, Inc.	2,508	99,467
Schweitzer-Mauduit International, Inc.	4,600	126,500
		375,311
Real Estate 7.6%
Equity Real Estate Investment Trusts (REITs) 6.9%
Acadia Realty Trust	12,830	278,026
Agree Realty Corp.	10,404	690,409
Alexander & Baldwin, Inc.*	10,622	246,324
Alexander's, Inc.	322	82,506
American Assets Trust, Inc.	7,335	277,923
Apartment Investment and Management Co. "A"*	22,957	168,045
Apple Hospitality REIT, Inc.	32,014	575,292
Armada Hoffler Properties, Inc.	9,848	143,781
Ashford Hospitality Trust, Inc.*	2,493	25,429
Braemar Hotels & Resorts, Inc.	8,901	55,008
Brandywine Realty Trust	25,018	353,755
Broadstone Net Lease, Inc.	23,512	512,091
BRT Apartments Corp.	1,764	42,283
CareTrust REIT, Inc.	14,347	276,897
CatchMark Timber Trust, Inc. "A"	7,559	61,984
Centerspace	2,086	204,678
Chatham Lodging Trust*	7,225	99,633
City Office REIT, Inc.	6,317	111,558
Clipper Realty, Inc.	1,682	15,256
Community Healthcare Trust, Inc.	3,559	150,225
Corporate Office Properties Trust	16,677	475,962
CTO Realty Growth, Inc.	879	58,295
DiamondRock Hospitality Co.*	31,165	314,767
DigitalBridge Group, Inc.*	72,178	519,682
Diversified Healthcare Trust	35,482	113,542
Easterly Government Properties, Inc. (a)	12,805	270,698
EastGroup Properties, Inc.	5,977	1,215,005
Empire State Realty Trust, Inc. "A"	21,206	208,243
Equity Commonwealth*	16,208	457,228
Essential Properties Realty Trust, Inc.	18,062	456,969
Farmland Partners, Inc.	4,375	60,156
Four Corners Property Trust, Inc.	11,535	311,906
Franklin Street Properties Corp.	14,422	85,090
Getty Realty Corp.	5,970	170,861
Gladstone Commercial Corp.	5,421	119,370
Gladstone Land Corp.	4,671	170,118
Global Medical REIT, Inc.	8,923	145,623
Global Net Lease, Inc.	15,240	239,725
Healthcare Realty Trust, Inc.	21,903	601,894
Hersha Hospitality Trust*	4,795	43,539
Independence Realty Trust, Inc. (a)	32,744	865,751
Indus Realty Trust, Inc.	844	61,688

Industrial Logistics Properties Trust	9,703	219,967
Innovative Industrial Properties, Inc.	3,519	722,803
iStar, Inc. (a)	9,826	230,027
Kite Realty Group Trust	32,336	736,291
LTC Properties, Inc.	5,780	222,357
LXP Industrial Trust	41,563	652,539
National Health Investors, Inc.	6,506	383,919
National Storage Affiliates Trust	11,990	752,492
Necessity Retail REIT, Inc.	18,808	148,771
NETSTREIT Corp. (a)	5,725	128,469
NexPoint Residential Trust, Inc.	3,323	300,100
Office Properties Income Trust (a)	7,214	185,616
One Liberty Properties, Inc.	2,425	74,666
Outfront Media, Inc.	21,662	615,851
Paramount Group, Inc.	27,808	303,385
Pebblebrook Hotel Trust	19,124	468,156
Phillips Edison & Co., Inc. (a)	16,818	578,371
Physicians Realty Trust	32,820	575,663
Piedmont Office Realty Trust, Inc. "A"	18,632	320,843
Plymouth Industrial REIT, Inc.	4,507	122,140
Postal Realty Trust, Inc. "A"	2,548	42,857
PotlatchDeltic Corp.	9,863	520,076
Preferred Apartment Communities, Inc.	7,752	193,335
PS Business Parks, Inc.	2,956	496,845
Retail Opportunity Investments Corp.	17,565	340,585
Retail Value, Inc.	2,634	8,060
RLJ Lodging Trust	24,618	346,621
RPT Realty	12,665	174,397
Ryman Hospitality Properties, Inc.*	8,008	742,902
Sabra Health Care REIT, Inc.	33,804	503,342
Safehold, Inc.	3,056	169,455
Saul Centers, Inc.	1,829	96,388
Seritage Growth Properties "A"* (a)	5,449	68,984
Service Properties Trust	24,440	215,805
SITE Centers Corp.	25,634	428,344
STAG Industrial, Inc.	26,575	1,098,876
Summit Hotel Properties, Inc.*	15,011	149,510
Sunstone Hotel Investors, Inc.* (a)	32,426	381,978
Tanger Factory Outlet Centers, Inc. (a)	15,266	262,423
Terreno Realty Corp.	10,889	806,331
The GEO Group, Inc.* (a)	16,984	112,264
The Macerich Co. (a)	31,814	497,571
UMH Properties, Inc.	6,557	161,237
Uniti Group, Inc.	29,142	400,994
Universal Health Realty Income Trust	1,912	111,603
Urban Edge Properties	17,069	326,018
Urstadt Biddle Properties, Inc. "A"	4,590	86,338
Veris Residential, Inc.*	12,878	223,948
Washington Real Estate Investment Trust	12,676	323,238
Whitestone REIT	6,984	92,538
Xenia Hotels & Resorts, Inc.*	16,875	325,519
		28,788,023
Real Estate Management & Development 0.7%
Cushman & Wakefield PLC* (a)	20,739	425,357
Douglas Elliman, Inc.	11,066	80,782
eXp World Holdings, Inc. (a)	9,332	197,558
Fathom Holdings, Inc.*	795	8,507
Forestar Group, Inc.*	2,712	48,165

FRP Holdings, Inc.*	975	56,355
Kennedy-Wilson Holdings, Inc.	17,677	431,142
Marcus & Millichap, Inc.	3,446	181,535
Newmark Group, Inc. "A"	24,693	393,113
Rafael Holdings, Inc. "B"*	1,432	3,594
RE/MAX Holdings, Inc. "A"	2,620	72,653
Realogy Holdings Corp.*	17,207	269,806
Redfin Corp.* (a)	15,261	275,308
Tejon Ranch Co.*	3,265	59,619
The RMR Group, Inc. "A"	2,384	74,142
The St. Joe Co.	4,941	292,705
		2,870,341
Utilities 2.9%
Electric Utilities 0.6%
ALLETE, Inc.	7,781	521,171
MGE Energy, Inc.	5,390	430,068
Otter Tail Corp.	6,173	385,813
PNM Resources, Inc.	12,755	608,031
Portland General Electric Co.	13,290	732,944
Via Renewables, Inc.	2,030	16,727
		2,694,754
Gas Utilities 1.1%
Brookfield Infrastructure Corp. "A" (a)	9,434	711,701
Chesapeake Utilities Corp.	2,533	348,946
New Jersey Resources Corp.	14,365	658,779
Northwest Natural Holding Co.	4,578	236,774
ONE Gas, Inc.	7,784	686,860
South Jersey Industries, Inc.	15,314	529,099
Southwest Gas Holdings, Inc.*	9,781	765,754
Spire, Inc.	7,610	546,094
		4,484,007
Independent Power & Renewable Electricity Producers 0.4%
Clearway Energy, Inc. "A"	5,073	169,032
Clearway Energy, Inc. "C"	12,237	446,773
Ormat Technologies, Inc. (a)	6,734	551,043
Sunnova Energy International, Inc.*	12,724	293,416
		1,460,264
Multi-Utilities 0.4%
Avista Corp.	10,461	472,314
Black Hills Corp.	9,511	732,537
NorthWestern Corp.	8,112	490,695
Unitil Corp.	2,299	114,674
		1,810,220
Water Utilities 0.4%
American States Water Co.	5,471	487,028
Artesian Resources Corp. "A"	1,290	62,629
Cadiz, Inc.*	2,735	5,661
California Water Service Group	7,774	460,843
Global Water Resources, Inc.	2,087	34,728
Middlesex Water Co.	2,531	266,185
Pure Cycle Corp.*	3,151	37,875

SJW Group	4,177	290,636
York Water Co.	1,846	83,015
		1,728,600
Total Common Stocks (Cost $335,531,770)		405,772,618

Rights 0.0%
Health Care 0.0%
GTX, Inc.* (a) (b)	123	252
Tobira Therapeutics, Inc.* (b)	1,687	101
Zogenix, Inc.* (a) (b)	8,352	5,680
		6,033
Information Technology 0.0%
Rights Quantum Corp.*	8,574	72
Total Rights (Cost $6,035)		6,105

Warrants 0.0%
Energy
Nabors Industries Ltd., Expiration Date 6/11/2026* (Cost $0)	450	10,350
	Principal Amount ($)	Value ($)

Corporate Bonds 0.0%
Financials
GAMCO Investors, Inc., Step-Up Coupon, 4.0% to 6/15/2022, 5.0% to 6/15/2023 (Cost $999)	1,000	979

Government & Agency Obligations 0.4%
U.S. Treasury Obligations
U.S. Treasury Bills, 0.31% (c), 6/30/2022 (Cost $1,518,822)	1,520,000	1,518,057
	Shares	Value ($)

Securities Lending Collateral 6.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (d) (e) (Cost $27,061,075)	27,061,075	27,061,075

Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 0.28% (d) (Cost $9,244,502)	9,244,502	9,244,502

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $373,363,203)	107.0	443,613,686
Other Assets and Liabilities, Net	(7.0)	(29,078,143)
Net Assets	100.0	414,535,543
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 6.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.23% (d) (e)
40,582,540	—	13,521,465 (f)	—	—	56,329	—	27,061,075	27,061,075
Cash Equivalents 2.2%
DWS Central Cash Management Government Fund, 0.28% (d)
11,652,393	24,519,728	26,927,619	—	—	1,728	—	9,244,502	9,244,502
52,234,933	24,519,728	40,449,084	—	—	58,057	—	36,305,577	36,305,577
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2022 amounted to $26,912,032, which is 6.5% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Annualized yield at time of purchase; not a coupon rate.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,611,830.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At March 31, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E-Mini 2000 Index	USD	6/17/2022	105	10,488,732	10,848,600	359,868
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$405,772,618	$—	$—	$405,772,618
Rights (a)	—	72	6,033	6,105
Warrants	10,350	—	—	10,350
Corporate Bonds	—	979	—	979
Government & Agency Obligations	—	1,518,057	—	1,518,057
Short-Term Investments (a)	36,305,577	—	—	36,305,577
Derivatives (b)
Futures Contracts	359,868	—	—	359,868
Total	$442,448,413	$1,519,108	$6,033	$443,973,554
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ 359,868
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-scif-PH1
R-080548-1 (1/23)